                       MONITOR FUNDS SEMI-ANNUAL REPORT

                                 June 30, 1997






                      Trust Shares and Investment Shares

                          . Monitor Money Market Fund

                   . Monitor U.S. Treasury Money Market Fund

                  . Monitor Ohio Municipal Money Market Fund

                             . Monitor Growth Fund

                         . Monitor Income Equity Fund

                         . Monitor Ohio Tax-Free Fund

                      . Monitor Mortgage Securities Fund

                    . Monitor Fixed Income Securities Fund

           . Monitor Short/Intermediate Fixed Income Securities Fund




                     [LOGO OF MONITOR FUNDS APPEARS HERE]

 Message from the Investment Manager

Dear Shareholder:

I am pleased to present the Semi-Annual Report for The Monitor Funds for the six month period ended June 30, 1997. The "Investment Review" section is the prelude to this report, featuring the Funds' portfolio managers. In this section, you will find a discussion of recent market activity as well as investment performance, fund activity and strategy presented by the experienced professionals who make up our investment management team. Following the "Investment Review" are complete listings of the portfolio holdings of the Funds, and the comprehensive financial statements and highlights.

In the third quarter of the year, we look for the pace of the GDP growth to pick up. The fundamentals for consumer spending remain favorable, due in large part to the following factors: job growth remains quite strong; income has continued to expand; consumer confidence is at or near a record high; and wealth has been boosted by strong financial markets. This state of affairs should lead to a positive trend for the financial markets over the second half of the year.

It is with great pride that I announce the opening of the Investment share classes of Monitor Income Equity Fund, and Monitor Short/Intermediate Fixed Income Securities Fund. These two Monitor Funds, utilized by our trust customers since their inception in 1989, were recently made available to all retail customers. Monitor Income Equity is managed by Jim Buskirk, Chief Investment Officer of our Trust division. The Fund invests in income producing equities, emphasizing high current income and modest capital appreciation. Monitor Short/Intermediate Fixed Income Securities Fund is managed by Steve Geis, senior income manager of the Trust division and portfolio manager of Monitor Fixed Income Securities Fund. In managing Monitor Short/Intermediate, Steve strives to achieve current income by investing in fixed income securities with a maximum maturity of individual issues of no more than five years. We invite you to take a look at the expanded array of Monitor Funds. Please call our Mutual Fund Services Center at 1-800-253-0412 for a prospectus. As with all mutual funds, please read the prospectus carefully before investing.

On behalf of Monitor Funds and The Huntington National Bank, I thank you for your investment. We are pleased that you have chosen us to help you manage your financial goals.


/s/ Norman A. Jacobs

Norman A. Jacobs
President, Trust Division
Huntington National Bank

August 15, 1997

 INVESTMENT REVIEW

MONEY MARKET FUNDS: MONITOR MONEY MARKET FUND, MONITOR U.S. TREASURY MONEY MARKET FUND, MONITOR OHIO MUNICIPAL MONEY MARKET FUND (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK, TRUST DIVISION)

Inflation and long-term interest rates have been trending lower since the early 1980's. Budget and regulatory policy have played a role in producing this result, but the Federal Reserve deserves most of the credit. The consistent application of disciplined monetary policy is the main reason that inflation and long-term interest rates are now so low. On the horizon, we look for the Federal Reserve to maintain a steady economic policy over the next quarter.

We note that the short-term municipal market has been stable over the last year, with one-year notes yielding between 3.75% and 4.00%, while floating rate debt has ranged between 3.00% and 4.50% depending on seasonal periods. We would look for this trend to continue over the balance of the year.

The economy in the second quarter grew at half the rate registered in the prior four quarters, but the moderation did not necessarily signal that the economy had settled into a sustainable pace. In many respects, the slowdown appeared to be merely a pause. If economic growth resumes in the second half of the year, interest rates could move higher again.

The average weighted maturity of the securities in each of the Money Market Funds, at the end of the second quarter was as follows:

  Monitor Money Market Fund                 32 days
  Monitor Ohio Municipal Money Market Fund  51 days
  Monitor U.S. Treasury Money Market Fund   41 days

EQUITY FUNDS: MONITOR INCOME EQUITY FUND (JAMES M. BUSKIRK, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, HUNTINGTON NATIONAL BANK, TRUST DIVISION)

  During the first quarter of the year, Monitor Income Equity Fund demonstrated the desired investment attribute of performing relatively well in a negative stock market environment. During the most recent quarter, it again participated in strong market advances, albeit at a slower rate of gain. The Fund's strong dividend bias is the primary reason for this relatively less volatile performance pattern.

  The industry rotation that accompanied the stock market's recent move to the upside was in evidence in comparing the Funds's ten largest holdings at the end of the first quarter with those at the end of the second quarter. Without exception, the Fund's bank stocks fell in relative standing, with one such former top-ten holding, National City, actually dropping out of the top 10. Banks and most other financial stocks were relatively weak performers during the second quarter, which should not be altogether unexpected given that group's superior price action over the previous two years. Moving up the top 10 list, on the other hand, were such old-line blue chip stocks as General Electric and Xerox, as well as such consumer stocks as Clorox, Bristol-Myers Squibb and American Home Products. Investor focus during the quarter shifted in favor of big, high quality companies with forecastable earnings growth.

  Dividend growth remains a key factor in the management of Monitor Income Equity Fund, which was again benefitted by several more dividend increases during the quarter. Worthington Industries (+8.35% dividend hike), DuPont (+10.5%), Ford Motor (+9.1%), and Monsanto (+6.7%) were some of the more notable companies, which contributed increasing income to the Fund's shareholders. During the five-year period ended last December 31, the Fund's annual dividend has steadily increased from 72 cents/share to $1.00. It is our hope to keep the Fund on track to continue this benefit to our shareholders.

MONITOR GROWTH FUND (PHILIP H. FARRINGTON, VICE PRESIDENT AND PORTFOLIO MANAGER; JAMES J. GIBBONEY, JR., VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK, TRUST DIVISION)

  After the Federal Reserve raised short-term interest rates in March, the market did experience a correction--but only for an instant. Actually, the market retreated about 6% after the announcement or just about 107 points from the highs reached earlier in the year. Corporate profits and the strength of the economy have surprised the doomsayers.

The Fund prospered by its fully invested position in the second quarter. Pharmaceuticals, consumer nondurable and retail stocks were positive attributes for the Fund. New positions installed during the quarter were Amp Inc. and Cognizant Corp., while the Zero, Computer Sciences and Cintas positions were increased.

Looking forward, we will continue to search out companies whose earnings and dividend growth exceed the market. Because of the remarkable overvaluation of the largest companies in the S&P 500, new commitments to Monitor Growth Fund will likely be those in the mid-cap sector of the market. The Fund remains in a fully invested position, so as to capture the capital appreciation potential of the market which has served it so well this year.

INCOME FUNDS: MONITOR FIXED INCOME SECURITIES FUND; MONITOR SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND (STEPHEN M. GEIS, VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK, TRUST DIVISION)

Interest rates declined approximately 30 to 40 basis points during the second quarter, boosting Monitor Fixed Income Securities Fund's net asset value, and resulting in positive total rates of return for the quarter and year-to-date periods.

The yield curve is not particularly steep in the maturity ranges that this Fund typically utilizes, offering little inducement for extending maturities. Twelve new corporate bonds were added to this portfolio during the second quarter. Cash for these purchases came from sales of U.S. Treasuries. Our strategy for Monitor Fixed Income Securities Fund is to continue adding higher yielding corporate bonds to the portfolio.

Though less impacted by the movement of interest rates than longer maturity funds, Monitor Short/Intermediate Fixed Income Securities Fund was also helped by the 30 to 40 basis point decline in rates during the second quarter. Ten new corporate bonds were purchased for the Fund. Despite a relatively flat yield curve, we intend to lengthen the overall average maturity of the portfolio. We would also expect to continue to purchase higher yielding corporate bonds.

MONITOR MORTGAGE SECURITIES FUND (WORTH BRUNTJEN, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER; BRUCE SALVOG, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER, PIPER CAPITAL MANAGEMENT, MINNEAPOLIS, MINNESOTA, SUB-ADVISOR)

After a negative first quarter, the bond market staged a solid recovery in the second quarter as yields dropped across the maturity spectrum. Economic growth slowed from the heady first quarter pace, leading investors to anticipate a reduced need for additional monetary restraint by the Federal Reserve.

Looking forward, our base economic case contemplates moderate economic growth without inflationary imbalances. The usual signs of incipient inflation, such as gold, commodity prices and the dollar, remain very well-behaved. Financial market valuations, however, already reflect this stable, low inflation environment. The chief risk to our outlook would be a resumption of above-trend economic growth, which we believe would be met promptly by tighter monetary policy by the Federal Reserve.

We are maintaining our duration at 110% of the benchmark, though additional market strength could cause us to reexamine our tactical position. Longer term valuation versus inflation remains attractive. Our emphasis in portfolio structure after duration is on protecting the Monitor Mortgage Securities Fund portfolio against an increase in fixed income market volatility. Proceeds from sales and internally generated cash flows are being reinvested in noncallable Treasury notes to further protect against prepayment vulnerability. We believe that current valuations for many fixed income securities are grounded in the expectation that volatility will remain low. Consequently, we anticipate that we will add to the Treasury component of the Fund over the foreseeable future.

MONITOR OHIO TAX-FREE FUND (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK, TRUST DIVISION)

With the equity market hovering near all-time highs, and yields on long municipals uninspiring, individual investors might not participate aggressively in the absence of an additional correction in the municipal market. Going forward, changes in the trend for the treasury market will have some effect on municipal yields. Municipal yields continue to be at the lows for the year, and, given the supply and demand factors inherent in the market, we expect to see prices remain more firm than Treasuries, even in a weaker market. For the balance of the year, we will continue to look for value in the 10 to 15 year maturity range for the Monitor Ohio Tax Free Fund portfolio, while seeking to maintain an average life of six years.

                      [This Page Intentionally Left Blank]

 Portfolio of Investments
                                           ------------------------------------
THE MONITOR MONEY MARKET FUND              June 30, 1997

-------------------------------------------
 PRINCIPAL
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 (A) COMMERCIAL PAPER - 88.1%
-------------------------------------------
 AGRICULTURE - 3.2%
  $5,000   Cargill Financial
            Services, 5.53%,
            08/21/97                 $4,961
   5,000   Cargill Inc., 5.51%,
            09/11/97                  4,945
   5,000   Cargill Inc., 5.52%,
            08/06/97                  4,972
-------------------------------------------
                                     14,878
-------------------------------------------
 AUTOMOTIVE - 2.1%
   5,000   Daimler Benz N.A.,
            5.56%, 09/11/97           4,944
   5,000   Daimler Benz N.A.,
            5.62%, 07/22/97           4,984
-------------------------------------------
                                      9,928
-------------------------------------------
 BANKING - 6.6%
   5,000   J P Morgan & Co.,
            5.54%, 10/01/97           4,929
   5,000   National City Credit
            Corp., 5.58%, 09/17/97    4,940
   5,000   National City Credit
            Corp., 5.59%, 09/09/97    4,946
   5,000   Royal Bank of Canada,
            5.58%, 07/15/97           4,989
   6,000   Toronto Dominion
            Holdings, 5.58%,
            08/11/97                  5,962
   5,000   Toronto Dominion
            Holdings, 5.59%,
            08/18/97                  4,963
-------------------------------------------
                                     30,729
-------------------------------------------
 BUSINESS SERVICES - 1.1%
   5,000   Electronic Data
            Systems, 5.52%,
            08/29/97                  4,955
-------------------------------------------
 CHEMICALS - 3.6%
   5,000   Akzo Nobel, 5.58%,
            07/10/97                  4,993
   7,000   du Pont (E. I.) de
            Nemours & Co., 5.50%,
            09/04/97                  6,930
   5,000   du Pont (E. I.) de
            Nemours & Co., 5.53%,
            07/09/97                  4,994
-------------------------------------------
                                     16,917
-------------------------------------------
 CONSUMER PRODUCTS - 2.6%
   5,000   Proctor & Gamble Co.,
            5.50%, 07/01/97           5,000
   7,000   Proctor & Gamble Co.,
            5.55%, 08/04/97           6,963
-------------------------------------------
                                     11,963
-------------------------------------------
 DIVERSIFIED - 2.1%
   5,000   General Electric Co.,
            5.54%, 07/07/97           4,995
   5,000   Minnesota Mining &
            Manufacturing, 5.50%,
            08/22/97                  4,960
-------------------------------------------
                                      9,955
-------------------------------------------
 ELECTRONICS - 4.2%
   5,000   Motorola Inc., 5.50%,
            09/03/97                  4,951
   5,000   Sharp Electronics
            Corp., 5.54%, 08/01/97    4,976
   5,000   Sharp Electronics
            Corp., 5.59%, 08/01/97    4,976
   5,000   Siemens Capital Corp.,
            5.54%, 08/13/97           4,967
-------------------------------------------
                                     19,870
-------------------------------------------
 ENTERTAINMENT - 2.1%
   5,000   Walt Disney Inc.,
            5.48%, 09/15/97           4,942
   5,000   Walt Disney Inc.,
            5.51%, 09/03/97           4,951
-------------------------------------------
                                      9,893
-------------------------------------------
 FINANCE-COMMERCIAL - 4.7%
   5,000   IBM Credit Corp.,
            5.53%, 08/20/97           4,962
   5,000   IBM Credit Corp.,
            5.58%, 07/15/97           4,989
   7,000   Pitney Bowes Credit
            Corp., 5.52%, 07/23/97    6,976
   5,000   Xerox Credit Corp.,
            5.58%, 07/17/97           4,988
-------------------------------------------
                                     21,915
-------------------------------------------
 FINANCIAL - 5.3%
   5,000   Ford Motor Credit
            Corp., 5.61%, 07/08/97    5,000
  10,000   General Motors
            Acceptance Corp.,
            5.58%, 07/11/97          10,000
  10,000   Prudential Funding
            Corp., 5.30%, 07/01/97   10,000
-------------------------------------------
                                     25,000
-------------------------------------------

-------------------------------------------

 PRINCIPAL
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
-------------------------------------------
 FOOD & BEVERAGE - 7.4%
  $5,000   Anheuser Busch Co.,
            5.45%, 07/03/97          $4,998
   5,000   Anheuser Busch Co.,
            5.50%, 08/01/97           4,976
   5,000   Coca Cola Co., 5.50%,
            09/18/97                  4,940
   5,000   Coca Cola Co., 5.51%,
            08/07/97                  4,972
   5,000   Coca Cola Co., 5.52%,
            07/29/97                  4,979
   5,000   Pepsico Inc., 5.50%,
            08/29/97                  4,955
   5,000   Pepsico Inc., 5.53%,
            07/18/97                  4,987
-------------------------------------------
                                     34,807
-------------------------------------------
 FOOD PRODUCTS - 4.7%
   7,000   Golden Peanut Co.,
            5.55%, 08/12/97           6,955
   5,000   Hershey Foods, 5.57%,
            07/22/97                  4,984
   5,000   Nestle Capital Corp.,
            5.51%, 07/03/97           4,998
   5,000   Nestle Capital Corp.,
            5.53%, 07/17/97           4,988
-------------------------------------------
                                     21,925
-------------------------------------------
 FUNDING CORP. - 1.3%
   6,000   New Center Asset Trust,
            5.53%, 09/22/97           5,924
-------------------------------------------
 INSURANCE - 5.3%
   5,000   A I Credit Corp.,
            5.55%, 07/07/97           4,995
   5,000   A I Credit Corp.,
            5.56%, 07/21/97           4,985
   5,051   Met Life Funding Corp.,
            5.54%, 08/12/97           5,018
   5,000   USAA Capital Corp.,
            5.60%, 08/05/97           4,973
   5,000   USAA Capital Corp.,
            5.62%, 07/25/97           4,981
-------------------------------------------
                                     24,952
-------------------------------------------
 LUMBER & WOOD PRODUCTS - 1.1%
   5,000   Weyerhauser Co., 5.56%,
            07/08/97                  4,995
-------------------------------------------
 METALS & MINING - 1.1%
   5,000   RTZ America Inc.,
            5.62%, 08/01/97           4,976
-------------------------------------------
 OFFICE EQUIPMENT - 1.6%
   7,600   Xerox Corp., 5.53%,
            09/05/97                  7,523
-------------------------------------------
 OIL & GAS - 2.1%
   5,000   Amoco Co., 5.51%,
            10/02/97                  4,929
   5,000   Amoco Co., 5.52%,
            09/02/97                  4,952
-------------------------------------------
                                      9,881
-------------------------------------------
 PHARMACEUTICALS - 3.2%
  10,000   Schering Corp., 5.55%,
            07/07/97                  9,991
   5,000   Unilever Capital Corp.,
            5.52%, 07/29/97           4,979
-------------------------------------------
                                     14,970
-------------------------------------------
 PRINTING & PUBLISHING - 6.8%
   7,700   Gannett Co., 5.50%,
            08/15/97                  7,647
   5,000   Gannett Co., 5.50%,
            08/18/97                  4,963
   7,000   McGraw Hill Inc.,
            5.54%, 09/30/97           6,902
   5,000   McGraw Hill Inc.,
            5.62%, 08/05/97           4,973
   7,500   R R Donnelly & Sons,
            5.54%, 07/21/97           7,477
-------------------------------------------
                                     31,962
-------------------------------------------
 RETAIL - 2.1%
   5,000   May Department Stores,
            5.55%, 07/07/97           4,995
   5,000   May Department Stores,
            5.56%, 07/11/97           4,992
-------------------------------------------
                                      9,987
-------------------------------------------
 SOVEREIGN GOVERNMENT - 4.3%
   5,000   Canadian Wheat Board,
            5.53%, 08/28/97           4,955
   5,500   Canadian Wheat Board,
            5.57%, 07/10/97           5,492
   5,000   Wool International,
            5.52%, 08/14/97           4,966
   5,000   Wool International,
            5.56%, 07/28/97           4,979
-------------------------------------------
                                     20,392
-------------------------------------------

                                           ------------------------------------
THE MONITOR MONEY MARKET FUND              (Continued)
-------------------------------------------

 PRINCIPAL
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
-------------------------------------------
 TELECOMMUNICATIONS - 9.5%
  $5,000   A T & T Corp., 5.50%,
            08/15/97                 $4,966
  10,000   A T & T Corp., 5.54%,
            07/02/97                  9,998
   5,000   Ameritech Corp.,
            5.54%, 07/18/97           4,987
   5,000   Ameritech Corp.,
            5.55%, 09/08/97           4,947
  10,000   Bell South Capital
            Funding, 5.53%,
            07/02/97                  9,998
  10,000   Bell South
            Telecommunications,
            5.50%, 07/03/97           9,997
-------------------------------------------
                                     44,893
-------------------------------------------
 TOTAL COMMERCIAL PAPER (COST
  $413,190)                        $413,190
-------------------------------------------
 GOVERNMENT AGENCIES - 1.1%
   5,000   Student Loan
            Marketing
            Association,
            5.42%, 10/30/97           5,000
-------------------------------------------

-------------------------------------------
 PRINCIPAL
 AMOUNT                            VALUE
 (000)                             (000)
-------------------------------------------
 REPURCHASE AGREEMENTS - 11.2%
-------------------------------------------
  $52,770  Morgan Stanley &
            Co., Inc, dated
            6/30/97 5.90%,
            due 07/01/97
            repurchase price
            $52,778,648
            (collateralized
            by FHLB, FNMA
            obligations,
            total par value
            $53,700,000,
            6.04%-6.09%,
            6/16/97-6/14/99,
            total market
            value $53,820,602)   $52,770
-------------------------------------------
 TOTAL INVESTMENTS (COST
  $470,960)                     $470,960(B)
-------------------------------------------

See Notes To Portfolios of Investments
                                                             ------------------
THE MONITOR U.S. TREASURY MONEY MARKET FUND                  June 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 U.S. TREASURY BILLS - 47.9%
-------------------------------------------
  $20,000  U.S. Treasury Bill,
            4.96%, 07/17/97         $19,956
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.02%, 07/24/97          19,936
-------------------------------------------
   15,000  U.S. Treasury Bill,
            5.03%, 07/10/97          14,981
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.06%, 12/18/97          19,522
-------------------------------------------
   10,000  U.S. Treasury Bill,
            5.08%, 07/03/97           9,997
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.08%, 11/06/97          19,639
-------------------------------------------
   10,000  U.S. Treasury Bill,
            5.08%, 12/04/97           9,780
-------------------------------------------
   10,000  U.S. Treasury Bill,
            5.09%, 10/16/97           9,849
-------------------------------------------
   10,000  U.S. Treasury Bill,
            5.10%, 10/16/97           9,848
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.16%, 11/20/97          19,593
-------------------------------------------
   15,000  U.S. Treasury Bill,
            5.18%, 08/21/97          14,890
-------------------------------------------
   10,000  U.S. Treasury Bill,
            5.22%, 07/03/97           9,997
-------------------------------------------
   10,000  U.S. Treasury Bill,
            5.26%, 11/13/97           9,803
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.29%, 10/02/97          19,727
-------------------------------------------
   15,000  U.S. Treasury Bill,
            5.35%, 09/11/97          14,840
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.36%, 09/18/97          19,765
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.37%, 09/25/97          19,743
-------------------------------------------
 TOTAL U.S. TREASURY BILLS          261,866
-------------------------------------------
 REPURCHASE AGREEMENTS - 52.5%
-------------------------------------------
   45,000  A.G. Lanston & Co.
            Inc., dated 6/26/97,
            5.40%, due 07/03/97
            repurchase price
            $45,047,250
            (collateralized by
            U.S. Treasury
            obligations, total
            par value
            $38,879,000, 7.0%-
            13.75%, 8/15/04-
            7/15/06; total market
            value $45,902,278)       45,000
   12,000  Dean Witter Reynolds,
            Inc., dated 6/26/97,
            5.32%, due 7/01/97
            repurchase price
            $12,008,867
            (collateralized by
            U.S. Treasury
            obligations, total
            par value
            $12,245,000, 5.625%,
            11/30/98; total
            market value
            $12,247,408)             12,000
   40,000  First Boston Corp.,
            dated 6/27/97, 5.33%,
            due 07/03/97
            repurchase price
            $40,041,456
            (collateralized by
            U.S. Treasury
            obligations, total
            par value
            $39,570,000, 5.5%-
            6.0%, 2/28/99-
            8/15/99; total market
            value $40,270,226)       40,000

-------------------------------------------

 PRINCIPAL
 AMOUNT                            VALUE
 (000)                             (000)
-------------------------------------------
 REPURCHASE AGREEMENTS (CONTINUED)
-------------------------------------------
  $50,000  Goldman Sachs Co.,
            Inc., dated
            06/30/97, 5.52%,
            due 07/07/97
            repurchase price
            $50,053,667
            (collateralized
            by U.S. Treasury
            obligations,
            total par value
            $43,930,000,
            8.125%, 5/15/21;
            total market
            value
            $50,605,438)         $50,000
   40,000  Lehman Brothers
            Inc., dated
            06/25/97, 5.34%,
            due 07/02/97
            repurchase price
            $40,041,533
            (collateralized
            by U.S. Treasury
            obligations,
            total par value
            $44,120,000,
            6.0%, 2/15/26;
            total market
            value
            $40,525,426)          40,000
    6,000  Morgan Stanley &
            Co. Inc., dated
            6/24/97, 5.38%,
            due 07/01/97
            repurchase price
            $6,006,277
            (collateralized
            by U.S. Treasury
            obligations,
            total par value
            $5,730,000, 8.0%,
            5/15/01; total
            market value
            $6,110,954)            6,000
    3,291  Morgan Stanley &
            Co. Inc., dated
            6/30/97, 5.70%,
            due 07/01/97
            repurchase price
            $3,000,521
            (collateralized
            by U.S. Treasury
            obligations,
            total par value
            $2,180,000,
            13.25%, 5/15/14;
            total market
            value $3,362,953)      3,291
    6,000  Nomura Bank
            Limited, dated
            6/25/97, 5.40%,
            due 07/02/97
            repurchase price
            $6,006,300
            (collateralized
            by U.S. Treasury
            obligations,
            total par value
            $6,055,000,
            6.125%, 9/30/00;
            total market
            value $6,121,029)      6,000
   35,000  Nomura Bank
            Limited, dated
            06/30/97, 5.47%,
            due 07/07/97
            repurchase price
            $35,005,318
            (collateralized
            by U.S. Treasury
            obligations,
            total par value
            $35,265,000,
            6.75%, 6/30/99;
            total market
            value $35,710,311)    35,000
   10,000  Sanwa Securities
            (USA) Co., dated
            6/26/97, 5.38%,
            due 7/02/97
            repurchase price
            $10,007,472
            (collateralized
            by U.S. Treasury
            obligations,
            total par value
            $9,753,000,
            7.125%, 2/29/00;
            total market
            value
            $10,198,563)          10,000
   40,000  Smith Barney,
            Inc., dated
            6/24/97, 5.34%,
            due 07/01/97
            repurchase price
            $40,041,533
            (collateralized
            by U.S. Treasury
            obligations,
            total par value
            $40,021,000,
            5.5%-6.0%,
            2/28/99-8/15/99;
            total market
            value
            $40,724,869)          40,000
-------------------------------------------
 TOTAL REPURCHASE AGREEMENTS     287,291
-------------------------------------------
 TOTAL INVESTMENTS (COST
 $549,157)                      $549,157(B)
-------------------------------------------

See Notes To Portfolios of Investments

                                                               ----------------
THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND                   June 30, 1997

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO - 96.3%
-------------------------------------------------------------------------------
  $1,625   Ashland County, OH, IDR, Weekly VRDNs, (Landver Property
            Project)/(Banc One LOC), 4.15%, 07/07/97                     $1,625
-------------------------------------------------------------------------------
   1,000   Ashland, OH, Sewer System, 3.96%, 03/19/98                     1,002
-------------------------------------------------------------------------------
     760   Berea City, OH, BANs, 4.09%, 07/10/97                            760
-------------------------------------------------------------------------------
     465   Berea, OH, BANs, 4.10%, 10/23/97                                 465
-------------------------------------------------------------------------------
   1,535   Brecksville, OH, BANs, 4.05%, 07/30/97                         1,535
-------------------------------------------------------------------------------
   1,100   Butler County, OH, BANs, 4.25%, 10/23/97                       1,101
-------------------------------------------------------------------------------
   2,000   Butler County, OH, HRB, Weekly VRDNs, (Middletown Regional
            Hospital)/(Star Bank LOC), 4.16%, 07/07/97                    2,000
-------------------------------------------------------------------------------
   1,965   Centerville, OH, Weekly VRDNs, (Bethany Village)/(PNC BanK
            OH LOC), 4.25%, 07/07/97                                      1,965
-------------------------------------------------------------------------------
   1,300   Cincinnati Hamilton, OH, Weekly VRDNs,(Series 1983A)/(Bank
            of America LOC), 4.15%, 07/07/97                              1,300
-------------------------------------------------------------------------------
   2,000   Cincinnati, OH, City School District, (Series C)/(Fifth
            Third Bank LOC), 5.41%, 07/10/97                              2,002
-------------------------------------------------------------------------------
   1,000   Columbus, OH, Weekly VRDNs, 4.10%, 07/07/97                    1,000
-------------------------------------------------------------------------------
   1,100   Columbus, OH, BANs, 4.22%, 04/17/98                            1,102
-------------------------------------------------------------------------------
   4,900   Columbus, OH, Electric System Revenue, Weekly VRDNs,(Union
            Bank Of Switzerland LOC), 6.67%, 07/07/97                     4,900
-------------------------------------------------------------------------------
   5,100   Columbus, OH, SSRB, Weekly VRDNs, (Series 1994), 4.05%,
            07/07/97                                                      5,100
-------------------------------------------------------------------------------
   6,700   Columbus, OH, Weekly VRDNs, (West Deutsche Landesbank LOC),
            4.10%, 07/07/97                                               6,700
-------------------------------------------------------------------------------
     700   Cuyahoga County, OH, (Cleveland Neighborhood), 3.95%,
            12/01/97                                                        700
-------------------------------------------------------------------------------
   2,300   Cuyahoga County, OH, HRB, Daily VRDNs, (University Hospital
            Cleveland)/(Dai-Ichi LOC), 5.50%, 07/01/97                    2,300
-------------------------------------------------------------------------------
   2,000   Cuyahoga County, OH, HRB, Weekly VRDNs, (Cleveland
            Clinic)/(Series B), 4.05%, 07/07/97                           2,000
-------------------------------------------------------------------------------
   1,400   Cuyahoga County, OH, IDA, Weekly VRDNs, (Allen Group
            Inc.)/(Dresdner Bank AG, NY LOC), 4.10%, 07/07/97             1,400
-------------------------------------------------------------------------------
   1,020   Cuyahoga County, OH, IDR, Daily VRDNs, (Fog Centax 11
            Project)/(Equitable Federal LOC), 3.75%, 07/01/97             1,020
-------------------------------------------------------------------------------
   3,150   Cuyahoga County, OH, IDR, Weekly VRDNs, (Edgecomb
            Metals)/(Banque Nationale De Paris LOC), 4.13%, 07/07/97      3,150
-------------------------------------------------------------------------------
   2,000   Cuyahoga County, OH, Weekly VRDNs, (Cleveland
            Clinic)/(Series 96A)/(Morgan Guaranty LOC), 4.05%,
            07/07/97                                                      2,000
-------------------------------------------------------------------------------
     800   Delaware County, OH, IDR, Weekly VRDNs, (Radiation
            Sterilizers)/(Wells Fargo LOC), 3.90%, 07/07/97                 800
-------------------------------------------------------------------------------
   1,775   Dover, OH, BANs, 4.35%, 09/11/97                               1,776
-------------------------------------------------------------------------------
   1,000   Elyria, OH, BANs, 4.20%, 09/25/97                              1,000
-------------------------------------------------------------------------------
   1,000   Euclid, OH, BANs, 4.05%, 06/12/98                              1,001
-------------------------------------------------------------------------------
   1,600   Evendale, OH, IDR, Weekly VRDNs, (Shaver Real Estate)/(ABN
            AMRO Bank LOC), 3.90%, 07/07/97                               1,600
-------------------------------------------------------------------------------
   2,000   Franklin County, OH, HRB, Weekly VRDNs, (Series
            1996)/(Morgan Guaranty Trust New York), 4.10%, 07/07/97       2,000
-------------------------------------------------------------------------------
   1,200   Franklin County, OH, HRB, Weekly VRDNs, (Childrens
            Hospital)/(Banc One SPA), 4.30%, 07/07/97                     1,200
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO (CONTINUED)
-------------------------------------------------------------------------------
  $2,100   Franklin County, OH, HRB, Weekly VRDNs, (Franciscan
            Sisters)/(Chase Manhattan Bank LOC), 5.50%, 07/07/97         $2,100
-------------------------------------------------------------------------------
   2,500   Franklin County, OH, HRB, Weekly VRDNs, (Holy Cross Hlth
            Systems)/(J.P. Morgan LOC), 4.15%, 07/07/97                   2,500
-------------------------------------------------------------------------------
     750   Franklin County, OH, IDR, Daily VRDNs, (Columbus College
            Art Design)/(Bank One LOC), 4.20%, 07/01/97                     750
-------------------------------------------------------------------------------
   1,500   Franklin County, OH, Weekly VRDNs, (Dominican
            Sisters)/(Fifth Third Bank LOC), 4.20%, 07/07/97              1,500
-------------------------------------------------------------------------------
   2,000   Hamilton County, OH, Weekly VRDNs, (Childrens Hospital Med.
            Center)/(Series A), 4.16%, 07/07/97                           2,000
-------------------------------------------------------------------------------
   2,000   Hamilton County, OH, Hospital, Weekly VRDNS, (Series 1997
            B), 4.15%, 07/07/97                                           2,000
-------------------------------------------------------------------------------
   1,100   Hamilton County, OH, Daily VRDNs, (Automated Data
            Processing Co.), 3.85%, 07/01/97                              1,100
-------------------------------------------------------------------------------
   1,600   Hamilton County, OH, Health Care System, Weekly VRDNs,
            (West Park)/(Fifth Third Bank LOC), 4.20%, 07/07/97           1,600
-------------------------------------------------------------------------------
   5,100   Hamilton County, OH, Health Systems, Daily VRDNs,
            (Franciscan Sisters)/(Sumitomo Bank LOC), 5.50%, 07/01/97     5,100
-------------------------------------------------------------------------------
   1,000   Highland Heights, OH, BANs, 3.97%, 12/18/97                    1,001
-------------------------------------------------------------------------------
   1,050   Hilliard, OH, BANs, 4.35%, 04/09/98                            1,053
-------------------------------------------------------------------------------
   1,000   Hilliard, OH, BANs, 4.40%, 09/18/97                            1,001
-------------------------------------------------------------------------------
   1,325   Lakota, OH, BANs, 4.20%, 06/11/98                              1,328
-------------------------------------------------------------------------------
   1,000   Lebanon, OH, BANs, 4.17%, 06/04/98                             1,002
-------------------------------------------------------------------------------
   1,825   Lorain County, OH, HRB, Weekly VRDNs, (Elyria United
            Methodist)/(Key Bank LOC), 4.20%, 07/07/97                    1,825
-------------------------------------------------------------------------------
   1,000   Lorain County, OH, Public Improvement, 4.40%, 09/19/97         1,001
-------------------------------------------------------------------------------
   1,000   Lyndhurst, OH, BANs, 4.00%, 03/18/98                           1,001
-------------------------------------------------------------------------------
     945   Mahoning County, OH, Daily VRDNs, (Series 92)/(Copland
            Oaks)/(Bank One LOC), 2.35%, 07/01/97                           945
-------------------------------------------------------------------------------
   1,260   Marion County, OH, BANs, 4.00%, 02/11/98                       1,262
-------------------------------------------------------------------------------
   1,000   Marion County, OH, Daily VRDNs, (Bank One LOC), 4.20%,
            07/01/97                                                      1,000
-------------------------------------------------------------------------------
   1,000   Mason, OH, Local School District, BANs, 4.15%, 03/20/98        1,003
-------------------------------------------------------------------------------
   1,000   Montgomery County, OH, Miami Valley Hospital, (Series
            B)/(Northern Trust LOC), 3.55%, 09/04/97                      1,000
-------------------------------------------------------------------------------
     500   Moreland Hills, OH, BANs, 3.95%, 12/17/97                        501
-------------------------------------------------------------------------------
   1,000   Morrow County, OH, Daily VRDNs, (Field Container)/(American
            National Bank LOC), 2.65%, 07/01/97                           1,000
-------------------------------------------------------------------------------
   1,000   Ohio School Districts Cash Flow Borrowing Program, TANs,
            4.47%, 06/30/98                                               1,006
-------------------------------------------------------------------------------
   2,500   Ohio State Air Quality, Cleveland Electric, (Series
            B)/(FGIC Insured), 3.70%, 07/22/97                            2,500
-------------------------------------------------------------------------------
   2,000   Ohio State Air Quality, Development Authority, Daily VRDNs,
            (Mead Corp.)/(Deutsche Bank LOC), 5.50%, 07/01/97             2,000
-------------------------------------------------------------------------------

                                                               ----------------
THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND                   (Continued)
                                           ------------------------------------

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO (CONTINUED)
-------------------------------------------------------------------------------
  $3,800   Ohio State Development Authority, Daily VRDNs, (Mead
            Corp.)/(Swiss Bank LOC), 5.50%, 07/01/97                     $3,800
-------------------------------------------------------------------------------
   3,200   Ohio State Environmental Improvement, Weekly VRDNs, (USX
            Corp.)/(Sanwa Bank LOC), 4.35%, 07/07/97                      3,200
-------------------------------------------------------------------------------
   3,200   Ohio State Higher Ed. Facility, Daily VRDNs, (Oberlin
            College)/(Morgan Guaranty Trust LOC), 2.40%, 07/01/97         3,200
-------------------------------------------------------------------------------
   1,000   Ohio State Higher Ed. Facility, Weekly VRDNs, (Nazarene
            College)/(National City Bank LOC), 4.25%, 07/07/97            1,000
-------------------------------------------------------------------------------
   1,000   Ohio State Higher Ed. Facility, Weekly VRDNs, (Series
            97)/(Fifth Third Bank LOC), 4.20%, 07/07/97                   1,000
-------------------------------------------------------------------------------
   3,505   Ohio State University, Daily VRDNs, (Series 86B)/(National
            Westminster Bank PLC LOC), 4.15%, 07/01/97                    3,505
-------------------------------------------------------------------------------
   2,775   Ohio State University, Weekly VRDNs, (Series 92B), 4.15%,
            07/07/97                                                      2,775
-------------------------------------------------------------------------------
   2,275   Ohio State University, Weekly VRDNs, (Series 85B)/(National
            Westminster Bank PLC LOC), 4.15%, 07/07/97                    2,275
-------------------------------------------------------------------------------
   1,500   Ottawa County, OH, BANs, 4.00%, 02/25/98                       1,503
-------------------------------------------------------------------------------
   1,460   Seven Hills, OH, BANs, 4.00%, 08/06/97                         1,461
-------------------------------------------------------------------------------
   3,000   Sharonville, OH, IDR, Weekly VRDNs, (Edgecomb
            Metals)/(Banque Nationale De Paris LOC), 4.13%, 07/07/97      3,000
-------------------------------------------------------------------------------
   1,000   South Euclid, OH, BANs, 4.15%, 04/08/98                        1,002
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------
THE MONITOR OHIO TAX-FREE FUND             June 30, 1997

 PRINCIPAL
 AMOUNT                                                              VALUE
 (000)                                                               (000)
-----------------------------------------------------------------------------
 OHIO (CONTINUED)
-----------------------------------------------------------------------------
  $1,000   Stark County, OH, BANs, 4.10%, 04/15/98                  $1,003
-----------------------------------------------------------------------------
   1,000   Stark County, OH, BANs, (Series 96), 4.10%, 10/16/97      1,001
-----------------------------------------------------------------------------
   1,000   Strongsville, OH, BANs, 3.90%, 12/18/97                   1,001
-----------------------------------------------------------------------------
   2,100   Summit County, OH, IDR, Monthly VRDNs,
            (Petrarca/Cedarwood)/(Firemans Newark Insured),
            4.35%, 07/07/97                                          2,100
-----------------------------------------------------------------------------
   2,000   Toledo Lucas, OH, 3.65%, 08/05/97                         2,000
-----------------------------------------------------------------------------
   1,600   University Of Cincinnati, OH, BANs, 4.24%, 03/19/98       1,603
-----------------------------------------------------------------------------
   1,500   University of Cincinnati, OH, BANs, 4.25%, 08/28/97       1,501
-----------------------------------------------------------------------------
   1,000   Warren County, OH, IDR, Weekly VRDNs, (Pioneer
            Industrial)/(Bank of Tokyo-Mitsubishi Bank LOC),
            2.35%, 07/07/97                                          1,000
-----------------------------------------------------------------------------
   1,000   Westlake, OH, City School District, BANs, 4.20%,
            07/28/97                                                 1,000
-----------------------------------------------------------------------------
     700   Wooster, OH, IDR, Weekly VRDNs, (Allen
            Group)/(National Bank of Detroit LOC), 4.40%,
            07/07/97                                                   700
-----------------------------------------------------------------------------
 TOTAL OHIO                                                        135,213
-----------------------------------------------------------------------------
 OTHER - 4.0%
   5,593   Nuveen Tax-Exempt Money Market Fund, Inc., 3.87%,
            07/01/97                                                 5,593
-----------------------------------------------------------------------------
 TOTAL INVESTMENTS (COST $140,806)                                $140,806(B)
-----------------------------------------------------------------------------

See Notes to Portfolios of Investments.

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES - 98.8%
-------------------------------------------------------------------------------
   $500    Akron, OH, GO, 5.30%, 12/01/11                                 $494
-------------------------------------------------------------------------------
    215    Alliance, OH, City School District, (AMBAC Insured), 6.20%,
            12/01/01                                                       230
-------------------------------------------------------------------------------
    250    Archibold, OH, Local School District, (Prerefunded), 12/1/98
            (@102), 6.80% (c)                                              264
-------------------------------------------------------------------------------
    300    Aurora, OH, City School District, (FGIC Insured), 5.50%,
            12/01/07                                                       315
-------------------------------------------------------------------------------
    290    Aurora, OH, GO, (Prerefunded), 12/1/99 (@102), 7.35%(c)         315
-------------------------------------------------------------------------------
    280    Avon Lake, OH, Water System, (AMBAC Insured), 5.10%,
            10/01/05                                                       285
-------------------------------------------------------------------------------
    250    Beachwood, OH, City School District, 6.60%, 12/01/04            272
-------------------------------------------------------------------------------
    215    Bedford, OH, City School District, (Energy Conservation
            Improvement), 5.35%, 06/15/02                                  220
-------------------------------------------------------------------------------
    200    Bedford, OH, City School District, (Energy Conservation
            Improvement), 5.40%, 06/15/03                                  204
-------------------------------------------------------------------------------
    205    Berea, OH, GO, 6.95%, 12/01/98                                  213
-------------------------------------------------------------------------------
    250    Blue Ash, OH, GO, 6.50%, 11/01/99                               263
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000)                                                                  (000)
-----------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
-----------------------------------------------------------------------------
   $230    Bowling Green, OH, City School District, (ETM), 6.90%,
            12/01/98                                                    $239
-----------------------------------------------------------------------------
    250    Butler County, OH, Hospital Facility, (Middletown
            Hospital)/(FGIC Insured), 5.25%, 11/15/00                    257
-----------------------------------------------------------------------------
    500    Butler County, OH, SSRB, (AMBAC Insured), 4.80%, 12/01/98     505
-----------------------------------------------------------------------------
    250    Centerville, OH, City School District, 6.63%, 12/01/99        263
-----------------------------------------------------------------------------
    250    Cincinnati, OH, 6.75%, 12/01/01                               273
-----------------------------------------------------------------------------
    250    Cincinnati, OH, Street Improvement, 7.00%, 12/01/99           266
-----------------------------------------------------------------------------
    500    Cleveland Heights, OH, (Series B), 5.60%, 12/01/02            525
-----------------------------------------------------------------------------
    500    Cleveland Heights, OH, GO, (FGIC Insured), 6.75%, 12/01/97    506
-----------------------------------------------------------------------------
    200    Cleveland, OH, GO, (Series B)/(AMBAC Insured), 6.40%,
            10/01/02                                                     217
-----------------------------------------------------------------------------
    500    Cleveland, OH, Public Power System, (Series B)/(MBIA
            Insured), 5.90%, 11/15/01                                    529
-----------------------------------------------------------------------------
    250    Columbus, OH, (Prerefunded), 03/01/99 (@102), 7.00%(c)        266
-----------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR OHIO TAX-FREE FUND             (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $270    Columbus, OH, (Series 2), 5.35%, 05/15/03                      $281
-------------------------------------------------------------------------------
    500    Columbus, OH, (Series B), 6.30%, 01/01/05                       540
-------------------------------------------------------------------------------
    300    Columbus, OH, (Series D), 5.25%, 09/15/11                       302
-------------------------------------------------------------------------------
    250    Columbus, OH, City School District, (FGIC Insured), 5.05%,
            12/01/02                                                       255
-------------------------------------------------------------------------------
    268    Columbus, OH, GO, 5.70%, 07/15/06                               276
-------------------------------------------------------------------------------
    250    Columbus, OH, GO, 6.30%, 04/15/03                               265
-------------------------------------------------------------------------------
    250    Copley/Fairlawn, OH, City School District, 5.15%, 12/01/01      257
-------------------------------------------------------------------------------
    500    Cuyahoga County, OH, (Prerefunded), 1/1/99 (@102), 6.90%(c)     538
-------------------------------------------------------------------------------
    250    Cuyahoga County, OH, (Prerefunded), 10/1/98 (@102), 7.00%(c)    263
-------------------------------------------------------------------------------
    500    Cuyahoga County, OH, (Series B), 4.50%, 10/01/00                501
-------------------------------------------------------------------------------
    500    Cuyahoga County, OH, GO, 5.20%, 11/15/09                        504
-------------------------------------------------------------------------------
    200    Cuyahoga Falls, OH, GO, (MBIA Insured), 5.40%, 12/01/06         208
-------------------------------------------------------------------------------
    400    Delaware, OH, GO, 5.40%, 11/01/02                               408
-------------------------------------------------------------------------------
    250    Dover, OH, Electric System, (FGIC Insured), 5.50%, 12/01/07     261
-------------------------------------------------------------------------------
    250    Dublin, OH, City School District, (FGIC Insured), 6.05%,
            12/01/03                                                       270
-------------------------------------------------------------------------------
    250    Dublin, OH, City School District, (FGIC Insured), 6.15%,
            12/01/04                                                       273
-------------------------------------------------------------------------------
    500    Dublin, OH, City School District, (MBIA Insured), 5.00%,
            12/02/08                                                       499
-------------------------------------------------------------------------------
    250    Eastlake, OH, GO, 5.00%, 12/01/04                               252
-------------------------------------------------------------------------------
    420    Euclid, OH, GO, (Prerefunded), 12/1/99 (@102), 7.00%(c)         454
-------------------------------------------------------------------------------
    500    Euclid, OH, GO, 5.30%, 12/01/07                                 515
-------------------------------------------------------------------------------
    500    Euclid, OH, GO, 5.45%, 12/01/08                                 519
-------------------------------------------------------------------------------
    250    Euclid, OH, GO, 6.40%, 12/01/04                                 271
-------------------------------------------------------------------------------
    245    Fairfield, OH, City School District, (FGIC Insured), 5.65%,
            12/01/06                                                       259
-------------------------------------------------------------------------------
    500    Findlay, OH, GO, 5.50%, 07/01/08                                518
-------------------------------------------------------------------------------
    270    Findlay, OH, GO, 6.70%, 08/01/97                                271
-------------------------------------------------------------------------------
    250    Findlay, OH, SSRB, 5.20%, 07/01/06                              254
-------------------------------------------------------------------------------
    500    Franklin County, OH, (Childrens Hospital)/(Series A), 5.80%,
            11/01/10                                                       517
-------------------------------------------------------------------------------
    250    Franklin County, OH, (Childrens Hospital)/(Series A), 6.50%,
            05/01/07                                                       272
-------------------------------------------------------------------------------
    285    Franklin County, OH, (Convention Authority)/(MBIA Insured),
            5.50%, 12/01/03                                                298
-------------------------------------------------------------------------------
    500    Franklin County, OH, 5.05%, 12/01/05                            512
-------------------------------------------------------------------------------
    500    Franklin County, OH, Childrens Hospital, (Series
            A)/(Prerefunded), 11/1/01 (@102), 6.40%(c)                     547
-------------------------------------------------------------------------------
    305    Franklin County, OH, GO, (MBIA Insured), 6.00%, 09/01/06        333
-------------------------------------------------------------------------------
    500    Franklin County, OH, HRB, (Doctors Hospital), 5.05%,
            12/01/99                                                       504
-------------------------------------------------------------------------------
    550    Franklin County, OH, HRB, (Holy Cross Hospital)/(Series A),
            7.20%, 06/01/00                                                589
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
    $515   Gahanna, OH, GO, 5.25%, 06/01/02                                $530
-------------------------------------------------------------------------------
     250   Gahanna, OH, (Series A)/(Prerefunded), 06/01/01 (@102),
            6.40%(c)                                                        272
-------------------------------------------------------------------------------
     580   Gahanna, OH, GO, 5.55%, 06/01/05                                 606
-------------------------------------------------------------------------------
     250   Grandview Heights, OH, 7.10%, 12/01/06                           275
-------------------------------------------------------------------------------
     250   Grandview Heights, OH, City School District, 5.40%, 12/01/05     259
-------------------------------------------------------------------------------
     300   Greene County, OH, Water System, (Series A)/(FGIC Insured),
            5.75%, 12/01/09                                                 318
-------------------------------------------------------------------------------
     500   Hamilton County, OH, (Episcopal Retirement)/(Fifth Third
            Bank LOC), 5.90%, 01/01/99                                      513
-------------------------------------------------------------------------------
     300   Hamilton County, OH, (Museum Center), 5.95%, 12/01/02            320
-------------------------------------------------------------------------------
   1,000   Hamilton County, OH, (Museum Center)/(Prerefunded), 12/1/97
            (@103), 7.13%(c)                                              1,043
-------------------------------------------------------------------------------
     170   Hamilton County, OH, Childrens Hospital, (BIG Insured),
            6.75%, 05/15/02                                                 175
-------------------------------------------------------------------------------
     500   Hamilton County, OH, Childrens Hospital, (Series D)/(FGIC
            Insured), 4.90%, 05/15/03                                       506
-------------------------------------------------------------------------------
     250   Hamilton County, OH, Childrens Hospital, (Series E)/(MBIA
            Insured), 4.60%, 05/15/00                                       251
-------------------------------------------------------------------------------
     500   Hamilton County, OH, Christ Hospital, (Series A)/(FGIC
            Insured), 6.50%, 01/01/02                                       534
-------------------------------------------------------------------------------
     500   Hamilton County, OH, GO, 5.10%, 12/01/11                         491
-------------------------------------------------------------------------------
      95   Hamilton County, OH, SSRB, (Series A)/(Prerefunded), 6/1/01
            (@102), 6.30%(c)                                                102
-------------------------------------------------------------------------------
     195   Hamilton County, OH, SSRB, (Series A)/(Prerefunded), 6/1/01
            (@102), 6.40%(c)                                                213
-------------------------------------------------------------------------------
     155   Hamilton County, OH, SSRB, (Series A), 6.30%, 12/01/01           165
-------------------------------------------------------------------------------
     305   Hamilton County, OH, SSRB, (Series A), 6.40%, 12/01/03           329
-------------------------------------------------------------------------------
     390   Hamilton, OH, Electric System Revenue Bonds, (Series
            A)/(FGIC Insured), 5.10%, 10/15/99                              398
-------------------------------------------------------------------------------
     500   Hamliton County, OH, GO, 4.70%, 12/01/04                         495
-------------------------------------------------------------------------------
     315   Hancock County, OH, GO, 5.20%, 12/01/08                          321
-------------------------------------------------------------------------------
     250   Hilliard, OH, City School District, (AMBAC Insured), 5.00%,
            12/01/03                                                        256
-------------------------------------------------------------------------------
     500   Hilliard, OH, City School District, (Series A), 5.35%,
            12/01/04                                                        516
-------------------------------------------------------------------------------
     170   Hilliard, OH, GO, 5.35%, 12/01/06                                174
-------------------------------------------------------------------------------
     180   Hilliard, OH, GO, 5.50%, 12/01/07                                188
-------------------------------------------------------------------------------
     230   Hilliard, OH, GO, 6.75%, 12/01/98                                239
-------------------------------------------------------------------------------
     245   Indian Hill, OH, Water Works Revenue Bonds, 4.90%, 06/01/05      248
-------------------------------------------------------------------------------
     500   Kent State University, OH, (MBIA Insured), 5.30%, 05/01/10       503
-------------------------------------------------------------------------------
     345   Kettering, OH, GO, (ETM), 6.70%, 12/01/97                        349
-------------------------------------------------------------------------------
     585   Kettering, OH, GO, 5.05%, 12/01/04                               590
-------------------------------------------------------------------------------
     255   Lakewood, OH, City School District, 5.05%, 12/01/05              259
-------------------------------------------------------------------------------
     535   Lakewood, OH, GO, 5.85%, 12/01/02                                570
-------------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR OHIO TAX-FREE FUND             (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $250    Lakota, OH, Local School District, (AMBAC Insured), 6.40%,
            12/01/00                                                      $267
-------------------------------------------------------------------------------
    500    Lorain County, OH, Hospital, 6.00%, 09/01/08                    538
-------------------------------------------------------------------------------
    500    Lorain County, OH, Water Authority, (AMBAC Insured), 4.95%,
            10/01/04                                                       507
-------------------------------------------------------------------------------
    275    Lyndhurst, OH, (Prerefunded), 12/1/97 (@102), 7.40%(c)          284
-------------------------------------------------------------------------------
    200    Marysville, OH, Village School, (AMBAC Insured), 6.90%,
            12/01/00                                                       215
-------------------------------------------------------------------------------
    265    Mentor, OH, (Series A1), 6.80%, 12/01/98                        275
-------------------------------------------------------------------------------
    250    Mentor, OH, Street Improvement, (Series 1991-A), 6.70%,
            12/01/03                                                       268
-------------------------------------------------------------------------------
    500    Miami University, OH, 5.40%, 12/01/05                           517
-------------------------------------------------------------------------------
    200    Miami Valley, OH, Regional Transit Authority, 5.10%,
            12/01/01                                                       204
-------------------------------------------------------------------------------
    500    Montgomery County, OH, (Series A)/(Prerefunded), 9/1/01
            (@100), 6.45%(c)                                               538
-------------------------------------------------------------------------------
    500    Montgomery County, OH, (Series A)/(Prerefunded), 9/1/01
            (@100), 6.50%(c)                                               539
-------------------------------------------------------------------------------
    500    Montgomery County, OH, GO, 5.40%, 12/01/11                      508
-------------------------------------------------------------------------------
    285    Montgomery County, OH, GO, 5.75%, 12/01/06                      296
-------------------------------------------------------------------------------
    500    Montgomery County, OH, Miami Valley Hospital, (Series
            A)/(AMBAC Insured), 6.10%, 11/15/02                            538
-------------------------------------------------------------------------------
    270    Montgomery, OH, GO, 5.60%, 12/01/05                             280
-------------------------------------------------------------------------------
    250    Muskingum County, OH, Bethesda Hospital Facility, (Connie
            Lee Insured), 5.35%, 12/01/07                                  256
-------------------------------------------------------------------------------
    500    Northeast, OH, Regional Sewer District, (AMBAC Insured),
            6.40%, 11/15/03                                                545
-------------------------------------------------------------------------------
    250    Norwalk, OH, Water Works Systems, (Series 1996), 5.60%,
            04/01/10                                                       258
-------------------------------------------------------------------------------
    235    Norwalk, OH, Water Works Systems, (Series 1996), 5.55%,
            04/01/09                                                       244
-------------------------------------------------------------------------------
    500    Ohio Municipal Electric Generation Agency, (AMBAC Insured),
            4.75%, 02/15/00                                                505
-------------------------------------------------------------------------------
    500    Ohio State Building Authority, (Correction Facility)/(Series
            A), 6.50%, 10/01/04                                            540
-------------------------------------------------------------------------------
    250    Ohio State Building Authority, (Data Center)/(Series
            A)/(ETM), 7.00%, 10/01/97                                      252
-------------------------------------------------------------------------------
    250    Ohio State Building Authority, (Data Center)/(Series
            A)/(Prerefunded), 10/1/97 (@102), 7.10%(c)                     257
-------------------------------------------------------------------------------
    500    Ohio State Building Authority, (Green Building)/(Series A),
            5.13%, 04/01/10                                                486
-------------------------------------------------------------------------------
    500    Ohio State Building Authority, (James Rhodes Center)/(Series
            A), 6.20%, 06/01/04                                            534
-------------------------------------------------------------------------------
    125    Ohio State Building Authority, (Series A)/(Prerefunded),
            3/1/99 (@102), 7.25%(c)                                        134
-------------------------------------------------------------------------------
    125    Ohio State Building Authority, (Series H)/(Prerefunded),
            8/1/99 (@102), 7.25%(c)                                        135
-------------------------------------------------------------------------------
    250    Ohio State Capital Facilities, (Series 95A)/(AMBAC Insured),
            5.80%, 06/01/03                                                266
-------------------------------------------------------------------------------
    300    Ohio State Economic Development, (Sysco Food Service),
            6.60%, 12/01/03                                                332
-------------------------------------------------------------------------------
    200    Ohio State Higher Education Facility, (Pooled
            Borrowing)/(Banc One LOC), 6.05%, 12/01/98                     205
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
------------------------------------------------------------------------------
   $445    Ohio State Higher Education Facility, (Denison University),
            5.40%, 11/01/11                                              $444
------------------------------------------------------------------------------
    250    Ohio State Higher Education Facility, (John Carroll
            University), 5.35%, 10/01/05                                  257
------------------------------------------------------------------------------
    250    Ohio State Higher Education Facility, (Oberlin College),
            4.50%, 10/01/99                                               251
------------------------------------------------------------------------------
    250    Ohio State Higher Education Facility, (Oberlin College),
            5.00%, 10/01/02                                               256
------------------------------------------------------------------------------
    555    Ohio State Higher Education Facility, (Ohio
            Northern)/(Connie Lee Insured), 4.90%, 05/01/03               559
------------------------------------------------------------------------------
    250    Ohio State Higher Education Facility, (University of
            Dayton)/(FGIC Insured), 6.10%, 12/01/01                       267
------------------------------------------------------------------------------
    250    Ohio State Higher Education Facility, (Xavier
            University)/(ETM), 7.10%, 11/01/98                            260
------------------------------------------------------------------------------
    250    Ohio State Public Facilities, (Mental Health)/(Series A),
            7.20%, 12/01/99                                               258
------------------------------------------------------------------------------
    500    Ohio State Public Facilities, (Mental Health)/(Series
            A)/(MBIA Insured), 6.75%, 12/01/01                            534
------------------------------------------------------------------------------
    250    Ohio State Public Facilities, (Mental Health)/, (Series
            A)/(Prerefunded), 06/01/98 (@102), 7.30%(c)                   263
------------------------------------------------------------------------------
    250    Ohio State Public Facilities, (Series A)/(MBIA Insured),
            6.50%, 06/01/00                                               264
------------------------------------------------------------------------------
    250    Ohio State Public Facilities, (Series IIB)/(AMBAC Insured),
            5.70%, 11/01/99                                               259
------------------------------------------------------------------------------
    250    Ohio State Public Facilities, (Series B)/(ETM), 6.90%,
            06/01/98                                                      257
------------------------------------------------------------------------------
    750    Ohio State Turnpike Revenue Bonds, (Series A), 5.35%,
            02/15/09                                                      756
------------------------------------------------------------------------------
    500    Ohio State University, (Series A2), 4.85%, 12/01/98            506
------------------------------------------------------------------------------
    500    Ohio State University, (Series A2), 5.30%, 12/01/01            518
------------------------------------------------------------------------------
    500    Ohio State University, (Series A2), 5.75%, 12/01/09            520
------------------------------------------------------------------------------
    500    Ohio State Water Development Authority, (Clean Water
            Project)/(MBIA Insured), 5.65%, 06/01/05                      525
------------------------------------------------------------------------------
    250    Ohio State Water Development Authority, 7.10%, 06/01/05        262
------------------------------------------------------------------------------
    250    Olmstead Falls, OH, Local Scool District, (FGIC Insured),
            6.30%, 12/15/01                                               270
------------------------------------------------------------------------------
    250    Pickerington, OH, Local School District, (AMBAC Insured),
            5.55%, 12/01/07                                               262
------------------------------------------------------------------------------
    200    Portage County, OH, (AMBAC Insured), 5.20%, 12/01/01           206
------------------------------------------------------------------------------
    500    Puerto Rico Comwlth, 6.50%, 07/01/11                           571
------------------------------------------------------------------------------
    500    Rocky River, OH, City Schools District, GO, 5.15%, 12/01/08    513
------------------------------------------------------------------------------
    200    Salem, OH, SSRB, (AMBAC Insured), 6.00%, 02/01/01              200
------------------------------------------------------------------------------
    250    Sandusky County, OH, (AMBAC Insured), 6.65%, 12/01/98          259
------------------------------------------------------------------------------
    500    Solon, OH, GO, 5.25%, 12/01/07                                 512
------------------------------------------------------------------------------
    150    Solon, OH, GO, 5.65%, 12/01/05                                 157
------------------------------------------------------------------------------
    250    Solon, OH, GO, 6.55%, 12/01/00                                 268
------------------------------------------------------------------------------
    250    Solon, OH, GO, 6.65%, 12/01/01                                 268
------------------------------------------------------------------------------
    250    Solon, OH, Local School District, (ETM), 6.85%, 12/01/00       269
------------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR OHIO TAX-FREE FUND             (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $245    South Euclid, OH, Recreational Facilities, 6.15%, 12/01/00     $258
-------------------------------------------------------------------------------
    250    South Western City School District, (ETM), 6.10%, 12/01/99      261
-------------------------------------------------------------------------------
    250    South Western City School District, (Series A)/(AMBAC
            Insured), 6.00%, 12/01/04                                      271
-------------------------------------------------------------------------------
    250    Springfield, OH, Local School District, 6.00%, 12/01/02         267
-------------------------------------------------------------------------------
    400    State of Ohio, GO, 4.50%, 08/01/01                              402
-------------------------------------------------------------------------------
    250    State of Ohio, Highway Revenue Bonds, (Series S), 4.50%,
            05/15/00                                                       252
-------------------------------------------------------------------------------
    500    State of Ohio, Highway Revenue Bonds, (Series T), 4.80%,
            05/15/01                                                       508
-------------------------------------------------------------------------------
    500    Strongsville, OH, GO, 6.70%, 12/01/11                           559
-------------------------------------------------------------------------------
    250    Summit County, OH, GO, (MBIA Insured), 5.65%, 12/01/07          263
-------------------------------------------------------------------------------
    500    Toledo, OH, SSRB, (Series A)/(MBIA Insured), 7.25%, 11/15/00    529
-------------------------------------------------------------------------------
    500    Troy, OH, GO, 6.25%, 12/01/11                                   546
-------------------------------------------------------------------------------
    550    Twinsburg, OH, Local School District, 5.40%, 12/01/09           564
-------------------------------------------------------------------------------
    500    University of Cincinnati, OH, (MBIA Insured), 5.10%,
            06/01/11                                                       492
-------------------------------------------------------------------------------
    250    University of Cincinnati, OH, (MBIA Insured), 6.40%,
            12/01/03                                                       272
-------------------------------------------------------------------------------
    250    University of Cincinnati, OH, (Series R5), 5.15%, 06/01/05      253
-------------------------------------------------------------------------------
    250    University of Cincinnati, OH, (Series R9), 5.60%, 06/01/09      253
-------------------------------------------------------------------------------
    250    University of Cincinnati, OH, (Series V), 5.25%, 06/01/08       252
-------------------------------------------------------------------------------
    265    University of Cincinnati, OH, (Series V), 5.35%, 06/01/09       266
-------------------------------------------------------------------------------
    200    Upper Arlington, OH, City School District, (Prerefunded),
            12/1/98 (@102), 6.80%(c)                                       211
-------------------------------------------------------------------------------

 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
------------------------------------------------------------------------------
   $500    Vandalia, OH, GO, 5.45%, 12/01/10                              $508
------------------------------------------------------------------------------
    175    Warren County, OH, Sewer Improvement, (Lower Miami
            Valley), 5.25%, 12/01/08                                       178
------------------------------------------------------------------------------
    185    Warren County, OH, Sewer Improvement, (Lower Miami
            Valley), 5.35%, 12/01/09                                       189
------------------------------------------------------------------------------
    170    Warren County, OH, SSRB, (Series A)/(Prerefunded),
            12/01/00 (@102), 6.95%(c)                                      187
------------------------------------------------------------------------------
    400    Warren County, OH, Water System Improvement, (P&G
            Project), 5.25%, 12/01/07                                      411
------------------------------------------------------------------------------
    235    Warren County, OH, Water Works, (FGIC Insured), 6.10%,
            12/01/02                                                       251
------------------------------------------------------------------------------
    470    Westerville, OH, Water System, 5.90%, 12/01/04                  502
------------------------------------------------------------------------------
    500    Westlake, OH, 5.35%, 12/01/10                                   506
------------------------------------------------------------------------------
    500    Westlake, OH, City School District Series A, 5.50%,
            12/01/10                                                       512
------------------------------------------------------------------------------
    250    Worthington, OH, City School District, (FGIC Insured),
            5.85%, 06/01/02                                                264
------------------------------------------------------------------------------
    250    Worthington, OH, City School District, (MBIA Insured),
            7.15%, 12/01/00                                                270
------------------------------------------------------------------------------
    250    Wright State University, (AMBAC Insured), 5.00%, 05/01/06       252
------------------------------------------------------------------------------
 TOTAL LONG TERM MUNICIPAL SECURITIES (COST $61,703)                    64,118
------------------------------------------------------------------------------
 SHORT TERM MUNICIPAL SECURITIES--.4%
------------------------------------------------------------------------------
    200    Cuyahoga County, OH, HRB, Daily VRDNs, (University
            Hospital Cleveland), 4.20%, 07/01/97                           200
------------------------------------------------------------------------------
    100    Hamilton County, OH, Daily VRDNs, (Franciscan
            Health)/(Sumitomo Bank LOC), 4.15%, 07/01/97                   100
------------------------------------------------------------------------------
 TOTAL SHORT TERM MUNICIPAL SECURITIES
  (COST $300)                                                              300
------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $62,003)                                                       $64,418
------------------------------------------------------------------------------

See Notes To Portfolios of Investments

                                                       ------------------------
THE MONITOR FIXED INCOME SECURITIES FUND               June 30, 1997
------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                            VALUE
 (000)                                             (000)
--------------------------------------------------------
 CORPORATE BONDS - 62.4%
--------------------------------------------------------
 BANKS & SAVINGS AND LOANS - 5.6%
  $1,000   ABN Amro Bank Notes, 7.25%, 05/31/05   $1,010
   1,000   Banc One, 7.00%, 07/15/05                 991
     250   BankAmerica Corp., 7.75%, 07/15/02        259
   1,000   Citicorp, 7.25%, 09/01/08               1,005
     250   Citicorp, 9.75%, 08/01/99                 266
     500   Comerica Bank Notes, 9.75%, 05/01/99      528
   1,000   Keycorp, 6.75%, 03/15/06                  969
   1,000   Mellon Bank N.A., 6.50%, 08/01/05         962
   1,000   NBD Bancorp Notes, 7.13%, 05/15/07        994

--------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                  VALUE
 (000)                                                   (000)
--------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
--------------------------------------------------------------
 BANKS & SAVINGS AND LOANS (CONTINUED)
    $250   Security Pacific Corp., 9.75%, 05/15/99        $264
   1,000   Swiss Bank Corp.--New York, 7.25%, 09/01/06   1,010
--------------------------------------------------------------
                                                         8,258
--------------------------------------------------------------
 BASIC INDUSTRY - 1.4%
     500   Air Products & Chemicals, 8.88%, 08/01/01       537
     250   Arco Chemical Co., 9.90%, 11/01/00              273
     250   Weyerhaeuser Co., 9.05%, 02/01/03               273
   1,000   Worthington Industries, 7.13%, 05/15/06       1,005
--------------------------------------------------------------
                                                         2,088
--------------------------------------------------------------

                                                       ------------------------
THE MONITOR FIXED INCOME SECURITIES FUND               (Continued)

-----------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                           VALUE
 (000)                                                            (000)
-----------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------
 CAPITAL GOODS - .2%
    $250   Caterpillar, Inc., 9.38%, 07/15/00                      $270
-----------------------------------------------------------------------
 CONSUMER GOODS & SERVICES - 11.7%
   1,500   American Home Products, 6.50%, 10/15/02                1,479
   1,000   Bergen Brunswig Corp., 7.25%, 06/01/05                 1,005
   1,000   Cardinal Health, 6.00%, 01/15/06                         934
   1,000   Carnival Corp., 6.15%, 10/01/03                          958
   1,000   Columbia/HCA Healthcare, 8.85%, 01/01/07               1,119
   1,000   Darden Restaurants Inc., 6.38%, 02/01/06                 930
     250   Dayton Hudson Corp., 10.00%, 12/01/00                    274
     750   Grand Met Investment Corp., 7.13%, 09/15/04              756
     250   Great Atlantic & Pacific Tea, Inc., 9.13%, 01/15/98      254
   1,000   Harvard University, 8.13%, 04/15/07                    1,084
   1,000   Hertz Corp., 7.00%, 07/15/03                             992
   1,000   J.C. Penney & Co. Notes, 6.88%, 10/15/15                 925
     250   Limited, Inc., 9.13%, 02/01/01                           265
   1,000   Limited, Inc., 7.80%, 05/15/02                         1,017
     750   May Dept. Stores Co., 9.88%, 06/15/00                    816
     250   Nordstrom, Inc., 8.88%, 02/15/98                         254
     500   Philip Morris Co. Inc., 7.63%, 05/15/02                  509
   1,000   Ralston Purina Notes, 9.25%, 10/15/09                  1,145
     500   Scripps Howard, Inc., 7.38%, 12/15/98                    507
     250   Super Value Stores, Inc., 8.88%, 06/15/99                261
     250   Universal Corp., 9.25%, 02/15/01                         268
   1,500   V.F. Corp., 7.60%, 04/01/04                            1,515
-----------------------------------------------------------------------
                                                                 17,267
-----------------------------------------------------------------------
 DIVERSIFIED INDUSTRIAL - .9%
     500   Joseph E. Seagram & Sons Inc., 7.00%, 04/15/08           494
     500   Watts Industries, 8.38%, 12/01/03                        534
     250   Whirlpool Corp., 9.50%, 06/15/00                         269
-----------------------------------------------------------------------
                                                                  1,297
-----------------------------------------------------------------------
 ENERGY-OIL & GAS - 1.2%
   1,000   Ashland Oil Inc., 7.71%, 05/11/07                      1,026
     500   Consolidated Natural Gas Co., 5.88%, 10/01/98            498
     250   Pennzoil Co., 9.63%, 11/15/99                            266
-----------------------------------------------------------------------
                                                                  1,790
-----------------------------------------------------------------------
 FINANCE COMPANIES - 9.6%
   1,000   Abbey National PLC, 6.69%, 10/17/05                      980
   1,000   Bear Stearns, 6.63%, 01/15/04                            974
     750   Bell Atlantic Financial, 6.63%, 11/30/97                 753
     750   BHP U.S. Finance Corp., 7.00%, 12/01/97                  754
   1,000   Countrywide Funding Corp., 8.25%, 07/15/02             1,054
   1,000   Crown Cork & Seal Financial PLC, 7.00%, 12/15/06         990
   1,000   CSW Investments, 7.45%, 08/01/06                       1,006
   1,000   Dean Witter Discover, 6.00%, 03/01/98                  1,001
     500   Eaton Off Shore Ltd., 9.00%, 02/15/01                    537
   1,000   Ford Motor Credit Corp., 7.75%, 03/15/05               1,036
     250   International Lease Finance Co., 6.50%, 07/15/97         250
     500   Kimco Realty, 6.50%, 10/01/03                            487
   1,000   MBNA Corp. Notes, 6.88%, 06/01/05                        975
   1,000   Salomon Brothers, 6.75%, 01/15/06                        962
   1,300   Smurfit Capital, 6.75%, 11/20/05                       1,258
   1,300   Sunamerica Inc., 7.34%, 08/30/05                       1,310
-----------------------------------------------------------------------
                                                                 14,327
-----------------------------------------------------------------------
 (D)FOREIGN INDUSTRIAL - 4.1%
   1,000   Canadian National Railroad, 7.00%, 03/15/04              990
   1,000   English China Clay, 7.38%, 10/01/02                    1,014
     750   Hydro-Quebec, Canada, 7.38%, 02/01/03                    761
   1,000   Hydro-Quebec, Canada, 9.75%, 01/15/18                  1,112
     500   Northern Telecom, Ltd., 8.75%, 06/12/01                  536
   1,000   Philips Electronics, 8.38%, 09/15/06                   1,066
     615   Rhone-Poulenc, 7.75%, 01/15/02                           633
-----------------------------------------------------------------------
                                                                  6,112
-----------------------------------------------------------------------

------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                            VALUE
 (000)                                                             (000)
------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------
 (D)FOREIGN SOVEREIGN - 5.0%
  $1,000   Barcelona City, Spain, 8.13%, 02/15/05                 $1,056
   1,000   Gen De Catalunya, 6.38%, 12/15/07                         941
   1,000   Province of Ontario, Canada, 6.00%, 02/21/06              940
     500   Province of Ontario, Canada, 6.13%, 06/28/00              497
   1,000   Province of Quebec, Canada, 8.63%, 01/19/05             1,089
     250   Province of Quebec, Canada, 8.80%, 04/15/03               272
   1,000   Republic of Finland, 7.88%, 07/28/04                    1,062
   1,550   Republic of Iceland, 6.13%, 02/01/04                    1,488
------------------------------------------------------------------------
                                                                   7,345
------------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES - 8.0%
     500   Baltimore Gas & Electric Co., 6.63%, 03/15/08             482
   1,000   Big Rivers Electric, 9.50%, 02/15/17                    1,060
   1,000   Cajun Electric Power, 9.52%, 03/15/19                   1,065
     500   Commonwealth Edison, 9.38%, 02/15/00                      529
   1,100   Duke Energy Corporation, 6.38%, 03/01/08                1,039
     200   Houston Lighting & Power Co., 6.75%, 11/01/97             200
     815   Iowa Electric Power & Light, 8.63%, 05/15/01              865
   1,300   Jersey Central Power & Light, 7.13%, 10/01/04           1,290
   1,000   Minnesota Power & Light, 7.75%, 06/01/07                1,025
   1,000   Northwestern Public Services, 7.10%, 08/01/05           1,002
     750   Orange & Rockland Utilities, Inc., 6.50%, 10/15/97        751
   1,000   Pennsylvania Power & Light, 6.88%, 02/01/03             1,003
   1,000   Public Service Electric & Gas, 6.25%, 01/01/07            944
     500   Western Resources Inc., 7.25%, 07/01/99                   507
------------------------------------------------------------------------
                                                                  11,762
------------------------------------------------------------------------
 INDUSTRIAL - 2.3%
   1,000   Olsten Corp., 7.00%, 03/15/06                             985
     400   Polaroid Corporation, 7.25%, 01/15/07                     395
   1,000   Reynolds & Reynolds, 7.00%, 12/15/06                      986
   1,000   Toro Company Notes, 7.13%, 06/15/07                       985
------------------------------------------------------------------------
                                                                   3,351
------------------------------------------------------------------------
 INDUSTRIAL PRODUCTS - 4.9%
   1,000   Black & Decker Co., 7.50%, 04/01/03                     1,025
   1,000   Carlisle Companies Inc., 7.25%, 01/15/07                  996
   1,000   FBG (Fosters Brewing) Finance Ltd., 6.75%., 11/15/05      960
   1,200   Georgia Pacific Corp. Notes, 9.95%, 06/15/02            1,340
   1,000   Millennium America Inc., 7.00%, 11/15/06                  978
   1,000   Noranda Inc., 7.00%, 07/15/05                             978
   1,000   Tosco Corp., 7.25%, 01/01/07                            1,003
------------------------------------------------------------------------
                                                                   7,280
------------------------------------------------------------------------
 INSURANCE - 3.1%
   1,000   Lincoln National Corp., 7.25%, 05/15/05                 1,000
   1,000   London Insurance Grp., 6.88%, 09/15/05                    981
   1,500   MBIA, Inc., 9.00%, 02/15/01                             1,603
   1,000   U.S. Life Notes, 6.38%, 06/15/00                          983
------------------------------------------------------------------------
                                                                   4,567
------------------------------------------------------------------------
 TECHNOLOGY - 1.1%
     500   International Business Machines, 6.38%, 06/15/00          499
   1,000   Texas Instruments Notes, 9.25%, 05/15/03                1,108
------------------------------------------------------------------------
                                                                   1,607
------------------------------------------------------------------------
 TELEPHONE UTILITIES & COMMUNICATION CO. - 2.4%
   1,000   Comsat Corp., 8.95%, 05/15/01                           1,071
   1,000   General Telephone of the Southeast, 7.63%, 07/01/02     1,010
     900   GTE Corp., 9.10%, 06/01/03                                990
     500   Southwestern Bell Telephone Co., 6.63%, 04/01/05          489
------------------------------------------------------------------------
                                                                   3,560
------------------------------------------------------------------------

                                                       ------------------------
THE MONITOR FIXED INCOME SECURITIES FUND               (Continued)

--------------------------------------------------------
 PRINCIPAL
 AMOUNT                                            VALUE
 (000)                                             (000)
--------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
--------------------------------------------------------
 TRANSPORTATION - .9%
    $250   Union Pacific Corp., 9.63%, 12/15/02     $278
   1,000   Union Pacific RR, 8.50%, 01/15/17       1,039
--------------------------------------------------------
                                                   1,317
--------------------------------------------------------
 TOTAL CORPORATE BONDS (COST $91,242)             92,198
--------------------------------------------------------
 GOVERNMENT BONDS - 34.9%
--------------------------------------------------------
 GOVERNMENT AGENCIES - 7.3%
   4,000   FNMA, 7.93%, 09/20/06                   4,049
   1,698   GNMA Pool #345128, 6.50%, 01/15/24      1,624
     871   GNMA Pool #352982, 7.50%, 05/15/24        873
   1,789   GNMA Pool #372962, 7.00%, 03/15/24      1,757
     954   GNMA Pool #373015, 8.00%, 06/15/24        975
   1,467   GNMA Pool #391615, 8.50%, 09/15/24      1,525
--------------------------------------------------------
                                                  10,803
--------------------------------------------------------

---------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                   VALUE
 (000)                                                    (000)
---------------------------------------------------------------
 GOVERNMENT BONDS (CONTINUED)
---------------------------------------------------------------
 U.S. TREASURIES - 27.6%
  $1,000   U.S. Treasury Bond, 8.75%, 08/15/20           $1,214
  30,000   U.S. Treasury Notes, 6.63%, 03/31/02          30,250
   9,000   U.S. Treasury Notes, 7.00%, 07/15/06           9,255
---------------------------------------------------------------
                                                         40,719
---------------------------------------------------------------
 TOTAL GOVERNMENT BONDS (COST $50,626)                   51,522
---------------------------------------------------------------
 COMMERCIAL PAPER - .9%
   1,384   Prudential Funding Corp., 5.55%, 07/01/97      1,384
---------------------------------------------------------------
 TOTAL INVESTMENTS (COST $143,252)                     $145,104
---------------------------------------------------------------

See Notes To Portfolios of Investments
                                                           --------------------
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME                June 30, 1997
SECURITIES FUND

----------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                    VALUE
 (000)                                                     (000)
----------------------------------------------------------------
 CORPORATE BONDS - 68.3%
----------------------------------------------------------------
 BANKS & SAVINGS AND LOANS - 11.2%
  $1,000   Bankers Trust, 9.20%, 07/15/99                 $1,051
   1,000   Barnett Banks, 8.50%, 03/01/99                  1,032
   1,100   Chase Manhattan Corp., 10.00%, 06/15/99         1,170
   1,000   Chemical NY Corp., 9.75%, 06/15/99              1,060
   1,000   Citicorp, 9.00%, 04/15/99                       1,044
     500   Comerica Bank Notes, 9.75%, 05/01/99              528
   1,000   Dominion Bankshares, 9.63%, 06/15/99            1,057
   1,000   First Chicago, 9.88%, 07/01/99                  1,064
     500   First Fidelity Bancorp, 9.63%, 08/15/99           531
   1,000   First Security Bank of Utah, 7.88%, 10/15/99    1,029
   1,000   Golden West Financial, 9.15%, 05/23/98          1,026
   1,000   Harris Bancorp, 9.38%, 06/01/01                 1,087
     500   Key Corp., 8.40%, 04/01/99                        516
   1,000   Mellon Corp., 6.30%, 06/01/00                     991
     500   Sovran Financial, 9.75%, 06/15/99                 531
----------------------------------------------------------------
                                                          13,717
----------------------------------------------------------------
 BASIC INDUSTRY - 2.6%
   1,000   Reynolds Metals, 9.31%, 01/03/02                1,089
   1,000   Tech Corp. Notes, 8.70%, 05/01/02               1,050
   1,000   WMX Technologies, Inc., 8.25%, 11/15/99         1,039
----------------------------------------------------------------
                                                           3,178
----------------------------------------------------------------
 CAPITAL GOODS - .4%
     500   Baker Hughes, Inc., 7.63%, 02/15/99               510
----------------------------------------------------------------
 CONSUMER GOODS & SERVICES - 10.6%
   1,000   American Home Products, 7.70%, 02/15/00         1,029
   1,000   American Stores, 9.13%, 04/01/02                1,083
   1,000   Columbia Healthcare, 6.50%, 03/15/99            1,004
   1,400   Columbia Pictures Ent., 9.88%, 02/01/98         1,425
   1,000   Cox Communications Inc., 6.38%, 06/15/00          991
   1,000   Dayton Hudson, 7.50%, 03/01/99                  1,017
   1,120   Dillard Dept. Stores Inc., 8.75%, 06/15/98      1,146
     250   Dillard Dept. Stores Inc., 9.50%, 01/15/98        254

----------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                          VALUE
 (000)                                                           (000)
----------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------
 CONSUMER GOODS & SERVICES (CONTINUED)
  $1,000   Fortune Brands Inc., 9.00%, 06/15/99                 $1,049
   1,000   Pepsico Inc., 6.80%, 05/15/00                         1,009
     500   Philip Morris Inc., 6.38%, 01/15/98                     501
   1,000   Philip Morris Inc., 7.38%, 02/15/99                   1,014
     500   Scripps Howard Inc., 7.38%, 12/15/98                    507
   1,000   Super Value Stores Inc., 8.88%, 06/15/99              1,044
----------------------------------------------------------------------
                                                                13,073
----------------------------------------------------------------------
 DIVERSIFIED INDUSTRIAL - 1.0%
   1,250   Loews Corp., 8.50%, 04/15/98                          1,272
----------------------------------------------------------------------
 ENERGY-OIL & GAS - 1.7%
   1,000   Burlington Resources, 7.15%, 05/01/99                 1,012
   1,000   Elf Aquitaine, 7.75%, 05/01/99                        1,024
----------------------------------------------------------------------
                                                                 2,036
----------------------------------------------------------------------
 FINANCE COMPANIES - 16.9%
   1,000   AFG Receivables Trust 97-A, 6.65%, 10/15/02             999
   1,000   American Express Credit, 7.38%, 02/01/99              1,017
   1,000   American General Finance, 6.88%, 07/01/99             1,009
   1,050   Aristar Inc., 7.88%, 02/15/99                         1,076
   1,000   AT&T Capital Corp., 6.90%, 01/30/02                     995
   1,200   Bear Stearns Co., 7.63%, 09/15/99                     1,230
   1,250   Bell Atlantic Financial, 6.63%, 11/30/97              1,254
   1,250   BHP U.S. Finance Corp., 7.00%, 12/01/97               1,256
   1,000   Chrysler Financial Corp., 13.25%, 10/15/99            1,142
     500   CNA Financial, 8.88%, 03/01/98                          509
     500   CSW Investments, 6.95%, 08/01/01                        499
   1,000   Dean Witter Discover, 6.00%, 03/01/98                 1,001
   1,000   Ford Motor Credit Co., 7.75%, 10/01/99                1,028
   1,000   General Motors Acceptance Corp., 6.75%, 02/07/02        997
   1,000   Goldman Sachs, 6.88%, 09/15/99                        1,009
   1,000   Household International, 6.00%, 03/15/99                994
   1,000   International Lease Finance Corp., 5.75%, 07/01/98      999
   1,000   Lehman Bros. Inc., 7.63%, 08/01/98                    1,015

                                                           --------------------
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME                (Continued)
SECURITIES FUND

---------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                         VALUE
 (000)                                                          (000)
---------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------
 FINANCE COMPANIES (CONTINUED)
    $500   Morgan Stanley Group, 7.88%, 12/15/98                 $513
   1,000   Salomon Inc., 9.38%, 04/15/98                        1,025
   1,000   Spieker Properties, 6.80%, 12/15/01                    992
     250   Transamerica Finance Corp., 6.75%, 01/15/98            251
---------------------------------------------------------------------
                                                               20,810
---------------------------------------------------------------------
 (D)FOREIGN INDUSTRIAL - 2.2%
   1,600   Pacific Dunlap Notes, 9.75%, 12/15/00                1,746
   1,000   Rhone-Poulenc, 6.75%, 10/15/99                       1,005
---------------------------------------------------------------------
                                                                2,751
---------------------------------------------------------------------
 (D)FOREIGN SOVEREIGN - 3.0%
   1,000   Korea Development Bank, 9.25%, 06/15/98              1,027
   1,000   Montreal Urban Commission, 9.13%, 03/15/01           1,071
   1,500   Province of Quebec, 9.38%, 04/01/99                  1,577
---------------------------------------------------------------------
                                                                3,675
---------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES - 6.0%
   1,000   Commonwealth Edison, 7.50%, 01/01/01                 1,002
   1,000   Detroit Edison, 6.56%, 05/01/01                        993
     500   Empire District Electric Co., 5.70%, 05/01/98          498
     500   Houston Lighting & Power Co., 6.75%, 11/01/97          500
   1,000   Iowa Electric Light & Power, 7.60%, 03/01/99         1,019
   1,250   Orange & Rockland Utilities Inc., 6.50%, 10/15/97    1,252
   1,000   Rochester Gas & Electric, 8.25%, 03/15/02            1,053
   1,000   Southern California Edison, 7.50%, 04/15/99          1,019
---------------------------------------------------------------------
                                                                7,336
---------------------------------------------------------------------
 INDUSTRIAL PRODUCTS - 2.3%
   1,000   AAR Corp., 9.50%, 11/01/01                           1,094
   1,000   Polaroid Corporation, 6.75%, 01/15/02                  986
     750   Ultramar Corp., 8.25%, 07/01/99                        770
---------------------------------------------------------------------
                                                                2,850
---------------------------------------------------------------------

----------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                    VALUE
 (000)                                                     (000)
----------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------
 INSURANCE - 4.1%
  $1,000   Allstate Corp., 5.88%, 06/15/98                $1,000
   1,000   Continental Corp., 8.25%, 04/15/99              1,026
   1,000   Torchmark Corp., 9.63%, 05/01/98                1,028
   1,000   Travelers Inc., 7.75%, 06/15/99                 1,025
   1,000   U.S. Life Notes, 6.38%, 06/15/00                  983
----------------------------------------------------------------
                                                           5,062
----------------------------------------------------------------
 TELEPHONE UTILITIES & COMMUNICATION CO. - 3.5%
   1,000   Airtouch Communications, 7.13%, 07/15/01        1,008
   1,250   Cincinatti Bell Inc., 6.70%, 12/15/97           1,255
   1,000   MCI Communications Corp., 6.25%, 03/23/99       1,000
   1,000   U.S. West Capital Funding, 6.85%, 01/15/02      1,000
----------------------------------------------------------------
                                                           4,263
----------------------------------------------------------------
 TRANSPORTATION - 2.8%
     765   Conrail Inc., 9.75%, 06/01/00                     827
   1,500   CSX Corp., 9.50%, 08/01/00                      1,613
   1,000   Union Pacific Corp., 6.25%, 03/15/99              996
----------------------------------------------------------------
                                                           3,436
----------------------------------------------------------------
 TOTAL CORPORATE BONDS (COST $146,889)                    83,969
----------------------------------------------------------------
 GOVERNMENT AGENCIES - 2.4%
   3,000   FNMA, 6.70%, 08/10/01                           2,999
----------------------------------------------------------------
 U.S. TREASURIES - 26.3%
  32,000   U S Treasury Notes, 6.63%, 03/31/02            32,266
----------------------------------------------------------------
 COMMERCIAL PAPER - 1.3%
   1,541   Prudential Funding Corp., 5.55%, 07/01/97       1,541
----------------------------------------------------------------
 TOTAL INVESTMENTS (COST $119,597)                      $120,775
----------------------------------------------------------------

See Notes to Portfolios of Investments
                                           ------------------------------------
THE MONITOR INCOME EQUITY FUND             June 30, 1997

------------------------------------------------
 SHARES                                    VALUE
 (000)                                     (000)
------------------------------------------------
 COMMON STOCK - 82.2%
------------------------------------------------
 BANKING & FINANCE - 14.8%
   65   Chase Manhattan Corp.             $6,309
  120   CoreStates Financial Corp.         6,450
  100   Fleet Financial Group Inc.         6,325
  100   National City Corp.                5,250
  110   Ohio Casualty Corp.                4,840
------------------------------------------------
                                          29,174
------------------------------------------------
 BASIC INDUSTRY - 8.9%
   80   du Pont (E.I.) de Nemours & Co.    5,030
  170   Monsanto Co.                       7,321
   90   PPG Industries, Inc.               5,231
------------------------------------------------
                                          17,582
------------------------------------------------
 CAPITAL GOODS - 1.0%
  105   Worthington Industries, Inc.       1,923
------------------------------------------------
 CONSUMER DURABLES - 2.3%
  120   Ford Motor Co.                     4,530
------------------------------------------------
 CONSUMER NON-DURABLES - 15.6%
   80   American Home Products Corp.       6,120
   70   Bristol Meyers Squibb Co.          5,670

-------------------------------------------------
 SHARES                                     VALUE
 (000)                                      (000)
-------------------------------------------------
 COMMON STOCK (CONTINUED)
-------------------------------------------------
 CONSUMER NON-DURABLES (CONTINUED)
   40   Clorox Co.                         $5,280
   70   Fortune Brands, Inc.                2,612
   70   Gallaher Group PLC-ADR              1,291
  116   Pharmacia Upjohn, Inc.              4,031
   60   RJR Nabisco                         1,980
   75   Tambrands, Inc.                     3,741
-------------------------------------------------
                                           30,725
-------------------------------------------------
 ELECTRICAL EQUIPMENT - 3.6%
  108   General Electric Co.                7,061
-------------------------------------------------
 ENERGY - 11.2%
   72   Atlantic Richfield Co.              5,076
   84   Exxon Corp.                         5,166
  100   Royal Dutch Petroleum Co. ADR       5,438
   60   Texaco, Inc.                        6,525
-------------------------------------------------
                                           22,205
-------------------------------------------------
 FINANCE-RETAIL - .7%
   50   Security Capital Industrial Pf B    1,394
-------------------------------------------------

                                           ------------------------------------
THE MONITOR INCOME EQUITY FUND             (Continued)

------------------------------------------------------
 SHARES                                          VALUE
 (000)                                           (000)
------------------------------------------------------
 COMMON STOCK (CONTINUED)
------------------------------------------------------
 INSURANCE - 1.1%
   50   Sunamerica, Inc., PERC's                $2,181
------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS - 4.4%
   65   Cali Realty Corp.                        2,210
   40   Developers Diversified Realty Corp.      1,600
  130   National Health Properties, Inc.         2,860
   66   Simon DeBartolo Group, Inc.              2,096
------------------------------------------------------
                                                 8,766
------------------------------------------------------
 TECHNOLOGY - 3.6%
   90   Xerox Corp.                              7,099
------------------------------------------------------
 TELECOMMUNICATIONS - 7.0%
   30   Bell Atlantic Corp.                      2,276
  100   GTE Corp.                                4,387
   60   Telecom of New Zealand Ltd.              2,445
  125   US West Communications Group             4,711
------------------------------------------------------
                                                13,819
------------------------------------------------------
 UTILITIES - 8.0%
  200   DPL, Inc.                                4,925
  120   Ipalco Enterprises, Inc.                 3,750
   90   Peoples Energy Corp.                     3,369
  150   Wisconsin Energy Corp.                   3,712
------------------------------------------------------
                                                15,756
------------------------------------------------------
 TOTAL COMMON STOCK (COST $91,814)            $162,215
------------------------------------------------------

-------------------------------------------------------------------------------
 SHARES                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 CORPORATE - 1.0%
 2,000  Key Corp Instit Capital-A Series 144A, 7.83%, 12/01/26 (cost
         $1,979)                                                         $1,943
-------------------------------------------------------------------------------
 GOVERNMENT AGENCIES - 2.6%
 5,000  FNMA, 7.40%, 07/01/04 (cost $5,103)                               5,204
-------------------------------------------------------------------------------
 U.S. TREASURIES - 7.8%
 4,000  U.S. Treasury Note, 6.75%, 06/30/99                               4,048
 3,000  U.S. Treasury Note, 7.75%, 02/15/01                               3,135
 1,700  U.S. Treasury Note, 8.88%, 08/15/17                               2,069
 5,000  U.S. Treasury Note, 9.00%, 11/15/18                               6,180
-------------------------------------------------------------------------------
 TOTAL U.S. TEASURIES (COST $14,909)                                     15,432
-------------------------------------------------------------------------------
 COMMERCIAL PAPER - 6.1%
 4,000  American Express, Inc., 5.47%, 07/03/97                           4,000
 3,000  Chevron Oil Finance, Inc., 5.42%, 07/09/97                        3,000
 2,000  Commerical Credit Corp., 5.57%, 07/15/97                          2,000
 3,063  Prudential Funding Corp., 5.55%, 07/01/97                         3,063
-------------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER (COST $12,063)                                   12,063
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS ($125,814)                                          $196,857
-------------------------------------------------------------------------------

See Notes To Portfolios of Investments

                                  ---------------------------------------------
THE MONITOR GROWTH FUND           June 30, 1997

-----------------------------------------------------
 SHARES                                         VALUE
 (000)                                          (000)
-----------------------------------------------------
 COMMON STOCK - 97.5%
-----------------------------------------------------
 ADVERTISING - 2.1%
   50   Interpublic Group of Companies, Inc.   $3,066
   53   Zero Corp.                              1,391
-----------------------------------------------------
                                                4,457
-----------------------------------------------------
 BASIC INDUSTRY - .5%
   64   Worthington Industries, Inc.            1,172
-----------------------------------------------------
 BUSINESS SERVICES - 2.5%
   19   Cintas Corp.                            1,306
  100   Cognizant Corp.                         4,050
-----------------------------------------------------
                                                5,356
-----------------------------------------------------
 CAPITAL GOODS - 2.7%
  110   Boeing Co.                              5,837
-----------------------------------------------------
 CHEMICALS - 7.3%
  260   Hanna (M.A.) Co.                        7,491
    5   Millennium Chemicals Inc.                 114
   17   Potash Corp.                            1,246
  200   Sigma Aldrich Corp.                     7,012
-----------------------------------------------------
                                               15,863
-----------------------------------------------------
 CONSUMER NON-DURABLES - 5.4%
  120   Colgate-Palmolive                       7,830
  100   Fortune Brands Inc.                     3,731
    9   Hanson PLC-ADR                            219
-----------------------------------------------------
                                               11,780
-----------------------------------------------------

---------------------------------------------------
 SHARES                                       VALUE
 (000)                                        (000)
---------------------------------------------------
 COMMON STOCK (CONTINUED)
---------------------------------------------------
 CONSUMER PRODUCTS - 14.5%
  170   American Greetings Corp.             $6,311
   87   International Flavors & Fragrances    4,407
  169   Mattel, Inc.                          5,716
  106   Media General Cl. A                   4,000
  115   Newell Co.                            4,557
   63   Tambrands, Inc.                       3,124
   50   Wrigley Wm Jr Co.                     3,350
---------------------------------------------------
                                             31,465
---------------------------------------------------
 CONTAINERS & PACKAGING - 1.9%
  100   Avery Dennison Corp.                  4,012
---------------------------------------------------
 ELECTRICAL EQUIPMENT - 5.5%
   30   AMP, Inc.                             1,232
   71   Emerson Electric Co.                  3,898
   59   General Electric Co.                  3,844
   67   Hubbell, Inc.                         2,960
---------------------------------------------------
                                             11,934
---------------------------------------------------
 ENERGY - 6.6%
   95   Anadarko Petroleum                    5,700
    9   Energy Group-PLC ADR                    371
   65   Schlumberger                          8,125
---------------------------------------------------
                                             14,196
---------------------------------------------------
 FINANCIAL - 3.3%
   95   American Express                      7,077
---------------------------------------------------

                                  ---------------------------------------------
THE MONITOR GROWTH FUND           (Continued)

----------------------------------------------------------------------
 SHARES                                  VALUE
 (000)                                   (000)
----------------------------------------------------------------------
 COMMON STOCK (CONTINUED)
----------------------------------------------------------------------
 FOOD & BEVERAGE - 4.2%
   50   McDonald's Corp.                $2,416
  177   Pepsico, Inc.                    6,649
----------------------------------------------------------------------
                                         9,065
----------------------------------------------------------------------
 FOOD DISTRIBUTOR/SER. SYSTEM - 1.7%
   98   Sysco Corp.                      3,588
----------------------------------------------------------------------
 HEALTH CARE - 1.9%
   70   Columbia/HCA Healthcare Corp.    2,752
   18   Medtronic Inc.                   1,482
----------------------------------------------------------------------
                                         4,234
----------------------------------------------------------------------
 INDUSTRIAL PRODUCTS - 4.8%
   30   Illinois Tool Works, Inc.        1,498
   75   Nordson Corp.                    4,819
  222   RPM, Inc.                        4,075
----------------------------------------------------------------------
                                        10,392
----------------------------------------------------------------------
 INSURANCE - 5.6%
   34   American International Group     5,004
   74   Cincinnati Financial Corp.       5,807
    7   General RE Corp.                 1,274
----------------------------------------------------------------------
                                        12,085
----------------------------------------------------------------------
 PHARMACEUTICALS - 13.6%
  100   Abbott Laboratories              6,675
   19   American Home Products Corp.     1,454
   55   Merck & Co.                      5,693
   70   Pfizer, Inc.                     8,365

------------------------------------------------------------
 SHARES                                                VALUE
 (000)                                                 (000)
------------------------------------------------------------
 COMMON STOCK (CONTINUED)
------------------------------------------------------------
 PHARMACEUTICALS (CONTINUED)
    31  Pharmacia & Upjohn, Inc.                      $1,077
   130  Schering Plough Corp.                          6,224
------------------------------------------------------------
                                                      29,488
------------------------------------------------------------
 RETAIL - 6.7%
   115  Home Depot                                     7,928
    30  Kohl's Corp.*                                  1,588
    95  Walgreen                                       5,094
------------------------------------------------------------
                                                      14,610
------------------------------------------------------------
 TECHNOLOGY - 6.2%
   140  Automatic Data Processing, Inc.                6,580
    16  Computer Sciences Corporation                  1,163
    75  Electronics Data Systems Corp.*                3,075
    35  Motorola, Inc.                                 2,660
------------------------------------------------------------
                                                      13,478
------------------------------------------------------------
 TELECOMMUNICATIONS - .4%
    33  Airtouch Communications, Inc.*                   903
------------------------------------------------------------
 TOBACCO - .1%
    18  Imperial Tobacco Group PLC                       223
------------------------------------------------------------
 TOTAL COMMON STOCK (COST $128,542)                  211,215
------------------------------------------------------------
 COMMERCIAL PAPER - 1.6%
 3,523  Prudential Funding Corp., 5.55%, 07/01/97      3,523
------------------------------------------------------------
 TOTAL INVESTMENTS (COST $132,065)                  $214,738
------------------------------------------------------------

See Notes To Portfolios of Investments

                                                  -----------------------------
THE MONITOR MORTGAGE SECURITIES FUND              JUNE 30, 1997

--------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                     VALUE
 (000)                                                      (000)
--------------------------------------------------------------------
 LONG TERM OBLIGATIONS - 95.6%
--------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP. - 36.2%
  $1,003   Pool # 078249, 6.50%, 02/01/27                     964
     158   Pool # 220007, 8.75%, 08/01/01                     162
     130   Pool # 380059, 9.50%, 10/01/04                     135
   2,409   Pool # C80391, 7.00%, 03/01/26                   2,367
   2,279   Pool # D69575, 7.50%, 03/01/26                   2,292
   1,888   Pool # E65142, 6.50%, 07/01/11                   1,857
      95   Pool # N90034, 9.00%, 11/01/98                      96
   2,668   GOLD, 6.50%, 12/01/25                            2,563
   2,472   GOLD 30YR, 7.00%, 04/01/27                       2,427
   2,000   TBA (dollar roll), 7.00%, 12/01/26               1,964(e)
--------------------------------------------------------------------
 TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (COST $14,689)     14,827
--------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 34.4%
     219   Pool # 050279, 8.50%, 02/01/05                     227
   2,449   Pool # 250551, 7.00%, 05/01/26                   2,403
   1,394   Pool # 250554, 6.50%, 05/01/11                   1,370
     319   Pool # 303459, 8.00%, 07/01/02                     326
   1,376   Pool # 303653, 7.00%, 12/01/25                   1,350
   1,379   Pool # 338449, 6.00%, 05/01/11                   1,333
   1,881   Pool # 339112, 6.50%, 03/01/26                   1,804
   1,712   Pool # 339836, 7.00%, 03/01/26                   1,680
   1,422   Pool # 343212, 7.50%, 05/01/26                   1,428
   2,252   REMIC FLT Series # 1994-76FA, 5.91%, 04/25/24    2,194
--------------------------------------------------------------------
 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (COST
  $14,304)                                                 14,115
--------------------------------------------------------------------

------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
------------------------------------------------------------------------------
 LONG TERM OBLIGATIONS (CONTINUED)
------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 17.1%
  $1,760   Pool # 200023, 9.50%, 05/15/18                                1,907
      56   Pool # 305936, 8.50%, 04/15/06                                   58
     377   Pool # 306058, 8.50%, 06/15/06                                  392
      82   Pool # 328651, 8.50%, 05/15/07                                   85
     644   Pool # 344961, 7.00%, 06/15/08                                  650
     677   Pool # 348112, 7.00%, 06/15/08                                  684
     567   Pool # 349379, 7.00%, 05/15/08                                  573
   1,270   Pool # 780398, 9.00%, 04/15/21                                1,363
     869   Pool # 780408, 9.00%, 10/15/22                                  929
     368   Pool # 250128, 7.50%, 09/01/09                                  375
------------------------------------------------------------------------------
 TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (COST $6,638)            7,016
------------------------------------------------------------------------------
 U.S. TREASURY NOTES - 7.9%
   2,000   U.S. Treasury Notes, 7.88%, 11/15/04                          2,158
   1,000   U.S. Treasury Notes, 7.50%, 02/15/05                          1,058
------------------------------------------------------------------------------
 TOTAL U.S. TREASURY NOTES (COST $3,171)                                 3,216
------------------------------------------------------------------------------
 TOTAL LONG TERM OBLIGATIONS (COST $38,802)                             39,174
------------------------------------------------------------------------------
 REPURCHASE AGREEMENT - 8.7%
   3,558   Goldman Sachs Co., Inc., dated 6/30/97 6.14%, due 07/01/97 repurchase price $3,558,607 (collateralized by FNMA
            obligations, total par value $4,657,000, 6.03%, 10/1/32;
            total market value $3,648,445)                               3,558
------------------------------------------------------------------------------
 TOTAL INVESTMENTS (COST $42,360)                                       42,732
------------------------------------------------------------------------------

See Notes to Portfolios of Investments.

 Notes to Portfolios of Investments

* Non-income producing securities.
(a) Each issue shows the rate of discount at the time of purchase.
(b) Also represents cost for federal tax purposes.
(c) Pre-Refunded Security--The maturity date shown represents the pre-refunded date.
(d) U.S. Dollar denominated.
(e) Indicates securities subject to dollar roll transactions.

The following abbreviations are used in these Portfolios of Investments:

ADR--American Depository Receipt             HRB--Hospital Revenue Bonds
AMBAC--American Municipal Bond Assurance Corporation
                                             IDA--Industrial Development
BANs--Bond Anticipation Notes                Authority
BIG--Bond Investors Guaranty                 IDR--Industrial Development
ETM--Escrowed to Maturity                    Revenue
FGIC--Financial Guaranty Insurance Company   LOC--Letter of Credit
FNMA--Federal National Mortgage Association  MBIA--Municipal Bond Investors
FSA--Financial Security Assurance            Assurance
                                             PLC--Public Limited Company
GNMA--Government National Mortgage Association
GO--General Obligation                       REMIC--Real Estate Mortgage
                                             Investment Conduit
                                             SPA--Standby Purchase Agreement
The categories of investments are shown as a percentage of net assets.

                                             SSRB--Sewer System Revenue Bonds

                                             VRDNs--Variable Rate Demand Notes
The following is a summary of the financial investment activity for the period ended June 30, 1997. (000)

                              COST OF
                            INVESTMENTS   NET UNREALIZED    GROSS        GROSS
                          FOR FEDERAL TAX APPRECIATION/   UNREALIZED   UNREALIZED    TOTAL
MONITOR FUNDS                PURPOSES      DEPRECIATION  APPRECIATION DEPRECIATION NET ASSETS
---------------------------------------------------------------------------------------------
Money Market Fund.......     $470,960**           --            --           --     468,873
Ohio Municipal Money
 Market Fund............      140,806**           --            --           --     140,377
U.S. Treasury Money
 Market Fund............      549,157**           --            --           --     546,945
Growth Fund.............      132,065         82,673        83,724       (1,051)    216,602
Income Equity Fund......      125,868         71,043        71,025          (18)    197,450
Ohio Tax-Free Fund......       62,003          2,415         2,436          (21)     64,911
Fixed Income Securities
 Fund...................      143,252          1,852         2,792         (940)    147,703
Mortgage Securities
 Fund...................       42,360            372           462          (90)     40,965
Short/Intermediate Fixed
 Income Securities Fund.      119,597          1,178         1,303         (125)    122,804
---------------------------------------------------------------------------------------------

**At amortized cost.
(See Notes which are an integral part of the Financial Statements)

 Statements of Assets & Liabilities
SIX MONTHS ENDED JUNE 30, 1997
(All numbers in thousands except net asset values)

                                                        MONITOR        MONITOR
                                          MONITOR    OHIO MUNICIPAL U.S. TREASURY
                                        MONEY MARKET  MONEY MARKET  MONEY MARKET
                                            FUND          FUND          FUND
---------------------------------------------------------------------------------
 ASSETS:
 Investments at value................     $418,191      $140,806      $261,866
 Investments in repurchase                  52,769            --       287,291
  agreements.........................
 Cash................................           --             1            --
 Dividends and interest receivable...          124         1,036           176
 Receivable for investments sold.....           --            --            --
 Receivable for Fund shares sold.....           --            --            --
---------------------------------------------------------------------------------
  Total assets.......................      471,084       141,843       549,333
---------------------------------------------------------------------------------
 LIABILITIES:
 Payable for investments purchased...           --         1,006            --
 Payable for Fund shares redeemed....           --            --            --
 Payable for dollar roll                        --            --            --
  transactions.......................
 Dividend Payable....................        1,978           375         2,199
 Accrued expenses....................          233            85           189
---------------------------------------------------------------------------------
  Total liabilities..................        2,211         1,466         2,388
---------------------------------------------------------------------------------
 NET ASSETS:
 Paid-in-capital.....................      468,873       140,389       546,921
 Net unrealized appreciation                    --            --            --
  (depreciation) of investments......
 Accumulated net realized gain (loss)           --           (12)           24
  on investments.....................
 Distributions in excess of net                 --            --            --
  investment income..................
 Undistributed net investment income.           --            --            --
---------------------------------------------------------------------------------
  Total Net Assets...................      468,873       140,377       546,945
---------------------------------------------------------------------------------
 NET ASSETS:
 Trust Shares........................      358,019        75,223       501,447
 Investment Shares...................      110,854        65,154        45,498
---------------------------------------------------------------------------------
 NET ASSET VALUE AND REDEMPTION
  PROCEEDS PER SHARE:
 Trust Shares........................     $   1.00      $   1.00      $   1.00
 Investment Shares...................     $   1.00      $   1.00      $   1.00
---------------------------------------------------------------------------------
 OFFERING PRICE PER SHARE:
 Trust Shares........................     $   1.00      $   1.00      $   1.00
 Investment Shares...................     $   1.00      $   1.00      $   1.00
---------------------------------------------------------------------------------
 SHARES OUTSTANDING:
 Trust Shares........................      358,019        75,231       501,426
 Investment Shares...................      110,854        65,158        45,495
---------------------------------------------------------------------------------
  Total shares outstanding ($0.001         468,873       140,389       546,921
   par value)........................
=================================================================================
 Investments, at identified cost.....     $470,960      $140,806      $549,157
=================================================================================
*Computation of Offering price: 100/96 of net asset value.
**Computation of Offering price: 100/98 of net asset value.
***Computation of Offering price: 100/94.5 of net asset value.
(See Notes which are an integral part of the Financial Statements)

 Statements of Operations
SIX MONTHS ENDED JUNE 30, 1997
(All numbers in thousands except net asset values)

                                                        MONITOR        MONITOR
                                          MONITOR    OHIO MUNICIPAL U.S. TREASURY
                                        MONEY MARKET  MONEY MARKET  MONEY MARKET
                                            FUND          FUND          FUND
---------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest income                          $ 12,253      $  2,364      $ 14,505
 Dividend income                                --            --            --
---------------------------------------------------------------------------------
  Total income                              12,253         2,364        14,505
---------------------------------------------------------------------------------
 EXPENSES:
 Investment advisory fees                      670           194           547
 Trustees' fees                                  7             2             9
 Administrative personnel and                  246            71           301
  services
 Custodian and recordkeeping fees and          125            36           153
  expenses
 Transfer and dividend disbursing               17            15            19
  agent fees and expenses
 Fund share registration costs                  22             8            39
 Auditing fees                                  22             7            28
 Legal fees                                      8             3            11
 Printing and postage                           27             6            32
 Insurance premiums                             13             4            19
 Distribution services fees                     52            34            30
 Miscellaneous                                  --            --            --
---------------------------------------------------------------------------------
  Total expenses                             1,209           380         1,188
---------------------------------------------------------------------------------
 Deduct-
 Waiver of investment advisory fees             --          (62 )           --
 Waiver of distribution services fees           --            --           (6 )
---------------------------------------------------------------------------------
 NET EXPENSES                                1,209           318         1,182
---------------------------------------------------------------------------------
 NET INVESTMENT INCOME                      11,044         2,046        13,323
---------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
  on Investments:
 Net realized gain (loss) on                    --            --            24
  investments (identified cost basis)
 Net change in unrealized                       --            --            --
  appreciation (depreciation) on
  investments
---------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN               --            --            24
  (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM      $ 11,044      $  2,046      $ 13,347
  OPERATIONS
=================================================================================

(See Notes which are an integral part of the Financial Statements)

                               MONITOR    MONITOR                     MONITOR
                   MONITOR      OHIO       FIXED      MONITOR    SHORT/INTERMEDIATE
        MONITOR     INCOME      TAX-       INCOME     MORTGAGE      FIXED INCOME
         GROWTH     EQUITY      FREE     SECURITIES  SECURITIES      SECURITIES
          FUND       FUND       FUND        FUND        FUND            FUND
-----------------------------------------------------------------------------------
        $214,738   $196,857    $64,418    $145,104    $39,174         $120,775
              --         --         --          --      3,558               --
              --         --         37          --          1               --
             173        730        535       2,728        246            2,110
           1,881         --         --          --         --               --
              --         --         --          --         --               --
-----------------------------------------------------------------------------------
         216,792    197,587     64,990     147,832     42,979          122,885
-----------------------------------------------------------------------------------
              --         --         --          --         --               --
              --         --         --          --         10               --
              --         --         --          --      1,938               --
              --         --         --          --         --               --
             190        137         79         129         66               81
-----------------------------------------------------------------------------------
             190        137         79         129      2,014               81
-----------------------------------------------------------------------------------
         129,129    124,579     62,481     146,034     64,575          122,222
          82,673     71,043      2,415       1,852        372            1,178
           4,866      2,046         (4)       (190)   (23,994)            (677)
             --          --         --          --         --               --
             (66)      (218)        19           7         12               81
-----------------------------------------------------------------------------------
         216,602    197,450     64,911     147,703     40,965          122,804
-----------------------------------------------------------------------------------
         211,505    197,402     63,230     145,999     39,689          122,804
           5,097         48      1,681       1,704      1,276               --
-----------------------------------------------------------------------------------
        $  40.85   $  33.62    $ 21.41    $  20.79    $  8.07         $  19.86
        $  40.83   $  33.61    $ 21.41    $  20.80    $  8.09         $  19.87
-----------------------------------------------------------------------------------
        $  40.85   $  33.62    $ 21.41    $  20.79    $  8.07         $  19.86
        $  42.50** $  35.57*** $ 21.85**  $  21.22**  $  8.20**       $  20.28**
-----------------------------------------------------------------------------------
           5,178      5,872      2,953       7,021      4,917            6,183
             125          1         79          82        158               --
-----------------------------------------------------------------------------------
           5,303      5,873      3,032       7,103      5,075            6,183
===================================================================================
        $132,065   $125,868    $62,003    $143,252    $42,360         $119,597
===================================================================================

                               MONITOR    MONITOR                     MONITOR
                   MONITOR      OHIO       FIXED      MONITOR    SHORT/INTERMEDIATE
        MONITOR     INCOME      TAX-       INCOME     MORTGAGE      FIXED INCOME
         GROWTH     EQUITY      FREE     SECURITIES  SECURITIES      SECURITIES
          FUND       FUND       FUND        FUND        FUND            FUND
-----------------------------------------------------------------------------------
        $     65   $  1,142    $ 1,810    $  5,133    $ 1,495         $  4,121
           1,416      2,519         --          --         --               --
-----------------------------------------------------------------------------------
           1,481      3,661      1,810       5,133      1,495            4,121
-----------------------------------------------------------------------------------
             572        547        164         363        103              308
               2          2          1           2          1                1
             105        100         36          80         23               68
              53         51         18          41         32               34
              14         10         14          14         12               10
              11         11          7           6          5                5
               2          6          1           1          1                1
               3          3          1           2          1                2
               3          5          2           2          1                2
               4          4          1           3          1                2
               6         --          2           2          4               --
              --         --         --          --          6               --
-----------------------------------------------------------------------------------
             775        739        247         516        190              433
-----------------------------------------------------------------------------------
              --         --         --          --        (41)              --
              --         --         --          --         (2)              --
-----------------------------------------------------------------------------------
             775        739        247         516        147              433
-----------------------------------------------------------------------------------
             706      2,922      1,563       4,617      1,348            3,688
-----------------------------------------------------------------------------------
              --         --         --          --         --               --
           4,866      2,046          2       1,035         20            (299 )
          31,779     17,768      (245 )    (2,041 )         4            (414 )
-----------------------------------------------------------------------------------
          36,645     19,814      (243 )    (1,006 )        24            (713 )
-----------------------------------------------------------------------------------
        $ 37,351   $ 22,736    $ 1,320    $  3,611    $ 1,372         $  2,975
===================================================================================

 Statements of Changes In Net Assets
(All numbers in thousands)

                                                                               MONITOR
                                                     MONITOR OHIO           U.S. TREASURY
                              MONITOR MONEY         MUNICIPAL MONEY          MONEY MARKET          MONITOR GROWTH
                               MARKET FUND            MARKET FUND                FUND                   FUND
                              SIX                    SIX                    SIX                     SIX
                            MONTHS                 MONTHS                 MONTHS                  MONTHS
                             ENDED      YEAR        ENDED      YEAR        ENDED       YEAR        ENDED      YEAR
                           JUNE 30,     ENDED     JUNE 30,     ENDED     JUNE 30,     ENDED      JUNE 30,    ENDED
                             1997      DEC. 31      1997     DEC. 31,      1997      DEC. 31       1997     DEC. 31,
                          (UNAUDITED)   1996     (UNAUDITED)   1996     (UNAUDITED)    1996     (UNAUDITED)   1996
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS--
Net investment income      $  11,044  $  20,556   $  2,046   $   3,605   $  13,323  $   21,966   $    706   $  2,043
Net realized gain (loss)
 on investment
 transactions                     --         --         --          --          24          --      4,866      8,154
Change in net unrealized
 appreciation
 (depreciation) of
 investments                      --         --         --          --          --          --     31,779     15,748
-------------------------------------------------------------------------------------------------------------------------
 Change in net assets
  resulting from
  operations                  11,044     20,556      2,046       3,605      13,347      21,966     37,351     25,945
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM--
Net investment income:
 Trust Shares                 (8,511)   (15,979)      (978)     (1,654)    (12,192)    (19,879)      (762)    (2,017)
 Investment Shares            (2,533)    (4,577)    (1,068)     (1,951)     (1,131)     (2,087)       (14)       (40)
Net realized gain on
 investments:
 Trust Shares                     --         --         --          --          --          --         --     (7,963)
 Investment Shares                --         --         --          --          --          --         --       (192)
DISTRIBUTIONS IN EXCESS OF--
 Net investment income:
 Trust Shares                     --         --         --          --          --          --         --         --
 Investment Shares                --         --         --          --          --          --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Change in net assets
  from distributions to
  shareholders               (11,044)   (20,556)    (2,046)     (3,605)    (13,323)    (21,966)      (776)   (10,212)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS-
Trust Shares:
 Proceeds from Shares
  Issued                     312,620    771,826     63,894      93,400     418,419   1,116,651     10,901     29,335
 Reinvestment of
  Distributions                    7         37         --           1           8          23        265      3,323
 Cost of Shares Redeemed    (292,570)  (730,666)   (45,325)    (93,303)   (391,594)   (919,223)   (11,143)   (15,669)
-------------------------------------------------------------------------------------------------------------------------
Total Trust Shares
 Transactions                 20,057     41,197     18,569          98      26,833     197,451         23     16,989
-------------------------------------------------------------------------------------------------------------------------
Investment Shares:
 Proceeds from Shares
  Issued                      92,791    135,440     69,974     118,303      59,612     114,039        268        483
 Reinvestment of
  Distributions                1,564      3,935        148         412         383       1,284         13        230
 Cost of Shares Redeemed    (81,058 )  (133,105)   (79,070)   (100,077)    (62,384)   (106,412)      (326)      (584)
-------------------------------------------------------------------------------------------------------------------------
Total Investment Shares
 Transactions                 13,297      6,270     (8,948)     18,638      (2,389)      8,911        (45)       129
-------------------------------------------------------------------------------------------------------------------------
Change in net assets
 from Fund shares
 transactions                 33,354     47,467      9,621      18,736      24,444     206,362        (22)    17,118
-------------------------------------------------------------------------------------------------------------------------
Total change in Net
 Assets                       33,354     47,467      9,621      18,736      24,468     206,362     36,553     32,851
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period          435,519    388,052    130,756     112,020     522,477     316,115    180,049    147,198
-------------------------------------------------------------------------------------------------------------------------
End of period              $ 468,873  $ 435,519   $140,377   $ 130,756   $ 546,945  $  522,477   $216,602   $180,049
=========================================================================================================================
Undistributed net
 investment income
 included in net assets
 at end of period                 --         --         --          --          --          --   $    (66)  $      4
-------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
Trust Shares:
 Shares issued               312,620    771,826     63,894      93,400     418,419   1,116,651        304        897
 Reinvestment of
  Distributions                    7         37         --           1           8          23          7         98
 Shares redeemed            (292,570)  (730,666)   (45,325)    (93,303)   (391,594)   (919,223)      (308)      (475)
-------------------------------------------------------------------------------------------------------------------------
Total Trust Shares
 Transactions                 20,057     41,197     18,569          98      26,833     197,451          3        520
-------------------------------------------------------------------------------------------------------------------------
Investment Shares:
 Shares issued                92,791    135,440     69,974     118,303      59,612     114,039          7         15
 Reinvestment of
  Distributions                1,564      3,935        148         412         383       1,284          1          7
 Shares redeemed             (81,058)  (133,105)   (79,070)   (100,077)    (62,384)   (106,412)        (9)       (18)
-------------------------------------------------------------------------------------------------------------------------
Total Investment Shares
 Transactions                 13,297      6,270     (8,948)     18,638      (2,389)      8,911         (1)         4
-------------------------------------------------------------------------------------------------------------------------
Net change in Fund share
 transactions                 33,554     47,467      9,621      18,736      24,444     206,362          2        524
-------------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

                                                                                                   MONITOR SHORT/
                                                       MONITOR FIXED                             INTERMEDIATE FIXED
           MONITOR INCOME         MONITOR OHIO       INCOME SECURITIES      MONITOR MORTGAGE     INCOME SECURITIES
            EQUITY FUND          TAX-FREE FUND              FUND            SECURITIES FUND             FUND
            SIX                   SIX                   SIX                   SIX                   SIX
          MONTHS                MONTHS                MONTHS                MONTHS                MONTHS
           ENDED      YEAR       ENDED      YEAR       ENDED      YEAR       ENDED      YEAR       ENDED      YEAR
         JUNE 30,    ENDED     JUNE 30,    ENDED     JUNE 30,    ENDED     JUNE 30,    ENDED     JUNE 30,    ENDED
           1997     DEC. 31      1997     DEC. 31,     1997     DEC. 31      1997     DEC. 31,     1997     DEC. 31
        (UNAUDITED)   1996    (UNAUDITED)   1996    (UNAUDITED)   1996    (UNAUDITED)   1996    (UNAUDITED)   1996
---------------------------------------------------------------------------------------------------------------------
         $  2,922   $  5,579    $ 1,563   $ 2,951    $  4,617   $  8,890    $ 1,348   $  3,241   $  3,688   $  7,296
            2,046      2,817          2         4       1,035        996         20    (1,934 )     (299 )        80
           17,768     16,650       (245)     (769)     (2,041)    (6,268)         4      1,547       (414)    (2,269)
---------------------------------------------------------------------------------------------------------------------
           22,736     25,046      1,320     2,186       3,611      3,618      1,372      2,854      2,975      5,107
---------------------------------------------------------------------------------------------------------------------
           (3,147)    (5,542)    (1,534)   (2,861)     (4,574)    (8,841)    (1,288)    (3,067)    (3,630)    (7,408)
               --         --        (41)      (92)        (54)      (123)       (48)      (120)        --         --
               --     (2,850)        --        --          --         --         --         --         --         --
               --         --         --        --          --         --         --         --         --         --
               --         --         --        --          --         --         --         --         --         --
               --         --         --        --          --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
           (3,147)    (8,392)    (1,575)   (2,953)     (4,628)    (8,964)    (1,336)    (3,187)    (3,630)    (7,408)
---------------------------------------------------------------------------------------------------------------------
           10,820     26,867      4,278    13,886      10,967     22,286      2,326      2,565      7,305     15,023
            1,028      2,760         99       168       1,806      3,424         98        228      1,644      3,221
           (6,800)   (15,406)    (5,698)   (8,388)     (9,810)   (17,837)    (2,337)   (15,573)   (11,004)   (24,380)
---------------------------------------------------------------------------------------------------------------------
            5,048     14,221     (1,321)    5,666       2,963      7,873         87    (12,780)    (2,055)    (6,136)
---------------------------------------------------------------------------------------------------------------------
               46        N/A         18       261          69        186          7         61        N/A        N/A
               --        N/A         32        72          40         93         33         84        N/A        N/A
               --        N/A       (262)     (565)       (241)      (516)      (430)      (476)       N/A        N/A
---------------------------------------------------------------------------------------------------------------------
               46        N/A       (212)     (232)       (132)      (237)      (390)      (331)       N/A        N/A
---------------------------------------------------------------------------------------------------------------------
            5,094     14,221     (1,533)    5,434       2,831      7,636       (303)   (13,111)    (2,055)    (6,136)
---------------------------------------------------------------------------------------------------------------------
           24,683     30,875     (1,788)    4,667       1,814      2,290       (267)   (13,443)    (2,710)    (8,437)
---------------------------------------------------------------------------------------------------------------------
          172,767    141,892     66,699    62,032     145,889    143,599     41,232     54,675    125,514    133,951
---------------------------------------------------------------------------------------------------------------------
         $197,450   $172,767    $64,911   $66,699    $147,703   $145,889    $40,965   $ 41,232   $122,804   $125,514
=====================================================================================================================

         $   (164)  $     61    $    19   $    31    $      7   $     17         --   $    308   $     81   $     23
---------------------------------------------------------------------------------------------------------------------
              346        940        200       648         528      1,065        289        320        368        752
               32         95          4         8          87        164         12         28         83        162
             (216)      (532)      (267)     (390)       (473)      (845)      (291)    (1,951)      (555)    (1,210)
---------------------------------------------------------------------------------------------------------------------
              162        503        (63)      266         142        384         10     (1,603)      (104)      (296)
---------------------------------------------------------------------------------------------------------------------
                1        N/A          1        12           3          9          1          8        N/A        N/A
               --        N/A          2         3           2          4          4         10        N/A        N/A
               --        N/A        (12)      (26)        (12)       (25)       (53)       (59)       N/A        N/A
---------------------------------------------------------------------------------------------------------------------
                1        N/A         (9)      (11)         (7)       (12)       (48)       (41)       N/A        N/A
---------------------------------------------------------------------------------------------------------------------
              163        503        (72)      255         135        372        (38)    (1,644)      (104)      (296)
---------------------------------------------------------------------------------------------------------------------

 Statement of Cash Flows
SIX MONTH PERIOD ENDED JUNE 30, 1997
(All numbers in thousands)

                                                          THE
                                                        MONITOR
                                                        MORTGAGE
                                                       SECURITIES
                                                          FUND
-----------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Investment income received                              $  1,526
Payment of operating expenses                               (136)
Proceeds from sales and maturities of investments         12,735
Purchases of investments                                 (11,221)
Net purchases of short-term investments                   (1,241)
-----------------------------------------------------------------
 Cash provided by operating activities                     1,663
-----------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from Fund share activity                       (424)
Decrease in payable for dollar roll transactions             (33)
Distributions paid                                        (1,205)
-----------------------------------------------------------------
 Cash used by financing activities                        (1,662)
-----------------------------------------------------------------
 Net change in cash                                            1
 Cash at beginning of year
-----------------------------------------------------------------
 Cash at end of period                                         1
-----------------------------------------------------------------
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
 OPERATIONS TO CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations       1,372
Net decrease in investments                                  259
Decrease in interest receivable                               18
Decrease in receivable for investments sold                    3
Decrease in deferred expenses                                  6
Decrease in accrued expenses                                   5
-----------------------------------------------------------------
 Cash provided by operating activities                  $  1,663
-----------------------------------------------------------------

                      [This Page Intentionally Left Blank]

 Financial Highlights
MONEY MARKET FUNDS
(For a share outstanding throughout the period)

                                      DISTRIBUTIONS TO
                 NET ASSET              SHAREHOLDERS   NET ASSET
                  VALUE,      NET         FROM NET       VALUE
  YEAR ENDED     BEGINNING INVESTMENT    INVESTMENT     END OF     TOTAL
  DECEMBER 31,   OF PERIOD   INCOME        INCOME       PERIOD   RETURN(C)
 -------------------------------------------------------------------------
  TRUST SHARES
  THE MONITOR MONEY MARKET FUND
  1997(a)          $1.00      0.03         (0.03)        $1.00     4.98%
  1996             $1.00      0.05         (0.05)        $1.00     5.01%
  1995             $1.00      0.05         (0.05)        $1.00     5.58%
  1994             $1.00      0.04         (0.04)        $1.00     3.86%
  1993             $1.00      0.03         (0.03)        $1.00     2.74%
  THE MONITOR OHIO MUNICIPAL MONEY
   MARKET FUND
  1997(a)          $1.00      0.02         (0.02)        $1.00     3.20%
  1996             $1.00      0.03         (0.03)        $1.00     3.14%
  1995             $1.00      0.04         (0.04)        $1.00     3.57%
  1994             $1.00      0.02         (0.02)        $1.00     2.41%
  1993             $1.00      0.02         (0.02)        $1.00     2.08%
  THE MONITOR U.S. TREASURY MONEY
   MARKET FUND
  1997(a)          $1.00      0.02         (0.02)        $1.00     4.90%
  1996             $1.00      0.05         (0.05)        $1.00     4.98%
  1995             $1.00      0.05         (0.05)        $1.00     5.53%
  1994             $1.00      0.04         (0.04)        $1.00     3.79%
  1993             $1.00      0.03         (0.03)        $1.00     2.77%
  INVESTMENT SHARES
  THE MONITOR MONEY MARKET FUND
  1997(a)          $1.00      0.03         (0.03)        $1.00     4.88%
  1996             $1.00      0.05         (0.05)        $1.00     4.90%
  1995             $1.00      0.05         (0.05)        $1.00     5.48%
  1994             $1.00      0.04         (0.04)        $1.00     3.76%
  1993             $1.00      0.03         (0.03)        $1.00     2.63%
  THE MONITOR OHIO MUNICIPAL MONEY
   MARKET FUND
  1997(a)          $1.00      0.02         (0.02)        $1.00     3.10%
  1996             $1.00      0.03         (0.03)        $1.00     3.04%
  1995             $1.00      0.03         (0.03)        $1.00     3.47%
  1994             $1.00      0.02         (0.02)        $1.00     2.31%
  1993             $1.00      0.02         (0.02)        $1.00     1.98%
  THE MONITOR U.S. TREASURY MONEY
   MARKET FUND
  1997(a)          $1.00      0.02         (0.02)        $1.00     4.80%
  1996             $1.00      0.05         (0.05)        $1.00     4.87%
  1995             $1.00      0.05         (0.05)        $1.00     5.43%
  1994             $1.00      0.04         (0.04)        $1.00     3.68%
  1993(b)          $1.00      0.01         (0.01)        $1.00     0.54%
 -------------------------------------------------------------------------

(a) Six months ended June 30, 1997 (unaudited).

(b) Reflects operations for the period from October 19, 1993 (date of initial public investment) to December 31, 1993.

(c) Based on net asset value, which does not reflect the sales load, if applicable.

(d) Computed on an annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(See Notes which are an integral part of the Financial Statements)

             RATIO TO AVERAGE NET ASSETS
  ------------------------------------------------------------
                       NET                       EXPENSE                   NET ASSETS,
                    INVESTMENT              WAIVER REDUCTION/             END OF PERIOD
  EXPENSES            INCOME                REIMBURSEMENT(E)              (000 OMITTED)
 -------------------------------------------------------------------------------------
    0.52%(d)           4.97%(d)                    --                       $358,019
    0.53%              4.90%                       --                       $337,962
    0.53%              5.44%                      0.03%                     $296,764
    0.51%              3.75%                      0.02%                     $287,805
    0.51%              2.70%                      0.02%                     $337,276
    0.44%(d)           3.22%(d)                   0.10%(d)                  $ 75,223
    0.42%              3.10%                      0.12%                     $ 56,654
    0.42%              3.52%                      0.20%                     $ 56,551
    0.45%              2.40%                      0.19%                     $ 39,624
    0.45%              2.07%                      0.20%                     $ 40,141
    0.42%(d)           4.88%(d)                    --                       $501,447
    0.42%              4.87%                       --                       $474,593
    0.43%              5.40%                      0.01%                     $277,142
    0.42%              3.76%                      0.02%                     $256,538
    0.40%              2.74%                      0.03%                     $231,123
    0.62%(d)           4.87%(d)                    --                       $110,584
    0.63%              4.80%                       --                       $ 97,557
    0.63%              5.30%                      0.03%                     $ 91,288
    0.61%              3.85%                      0.02%                     $ 41,629
    0.61%              2.60%                      0.02%                     $ 21,583
    0.54%(d)           3.11%(d)                   0.10%(d)                  $ 65,154
    0.52%              3.00%                      0.12%                     $ 74,102
    0.52%              3.42%                      0.20%                     $ 55,469
    0.55%              2.30%                      0.19%                     $ 37,134
    0.55%              1880%                      0.20%                     $ 20,312
    0.52%(d)           4.78%(d)                   0.15%(d)                  $ 45,498
    0.52%              4.77%                      0.15%                     $ 47,884
    0.53%              5.28%                      0.18%                     $ 38,973
    0.52%              3.66%                      0.17%                     $ 20,390
    0.50%(d)           2.65%(d)                   0.16%(d)                  $    948
 -------------------------------------------------------------------------------------

 Financial Highlights
EQUITY FUNDS
(For a share outstanding throughout the period)

                                                                            DISTRIBUTIONS TO
                                  NET REALIZED             DISTRIBUTIONS TO   SHAREHOLDERS   DISTRIBUTIONS
            NET ASSET                 AND                    SHAREHOLDERS       FROM NET       IN EXCESS
             VALUE,      NET       UNREALIZED   TOTAL FROM     FROM NET      REALIZED GAIN      OF NET
YEAR ENDED  BEGINNING INVESTMENT GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT    INVESTMENT
DECEMBER,   OF PERIOD   INCOME    INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS      INCOME
----------------------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR GROWTH FUND
1997(a)      $33.97      0.13         6.90         7.03         (0.15)             --             --
1996         $30.81      0.40         4.72         5.12         (0.40)           (1.56)           --
1995         $26.30      0.43         7.62         8.05         (0.43)           (3.11)           --
1994         $26.17      0.39         0.21         0.60         (0.40)           (0.07)           --
1993         $25.76      0.46         0.44         0.90         (0.47)           (0.02)           --
THE MONITOR INCOME EQUITY FUND
1997(a)      $30.26      0.53         3.37         3.89         (0.54)            0.00            --
1996         $27.25      1.00         3.51         4.51         (1.00)           (0.50)           --
1995         $21.93      0.94         5.34         6.28         (0.96)             --             --
1994         $23.21      0.88        (1.29)       (0.41)        (0.87)             --             --
1993         $21.70      0.74         1.57         2.31         (0.74)           (0.06)           --
INVESTMENT SHARES
THE MONITOR GROWTH FUND
1997(a)      $33.96      0.09         6.89         6.98         (0.11)            --              --
1996         $30.81      0.31         4.73         5.04         (0.33)           (1.56)           --
1995         $26.31      0.35         7.61         7.96         (0.35)           (3.11)           --
1994         $26.16      0.33         0.22         0.55         (0.33)           (0.07)           --
1993         $25.76      0.40         0.43         0.83         (0.41)           (0.02)           --
THE MONITOR INCOME EQUITY FUND(B)
1997         $30.23      0.18         3.35         3.53         (0.18)            0.00            --
----------------------------------------------------------------------------------------------------------

(a)Six months ended June 30, 1997.

(b)Reflects operations for the period from May 1, 1997 (effective date of Investment Shares) to June 30, 1997.

(c)Based on net asset value, which does not reflect the sales load, if applicable.

(d) Computed on annualized basis.

(e)This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(f) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required beginning in fiscal 1996.

(See Notes which are an integral part of the Financial Statements)

                                       RATIO TO AVERAGE NET ASSETS
               NET ASSET           ---------------------------------------
                 VALUE                           NET       EXPENSE WAIVER   NET ASSETS,  PORTFOLIO  AVERAGE
    TOTAL       END OF     TOTAL              INVESTMENT     REDUCTION/    END OF PERIOD TURNOVER  COMMISSION
DISTRIBUTIONS   PERIOD   RETURN(C) EXPENSES     INCOME    REIMBURSEMENT(E) (000 OMITTED)   RATE     RATE(F)
-------------------------------------------------------------------------------------------------------------
    (0.15)      $40.85     29.26%    0.81%(d)    0.75%(d)        --          $211,505         5%    $0.0538
    (1.96)      $33.97     16.72%    0.83%       1.20%           --          $175,764        28%    $0.0452
    (3.54)      $30.81     30.75%    0.86%       1.34%          0.05%        $143,421        37%        n/a
    (0.47)      $26.30      2.28%    0.88%       1.52%          0.04%        $103,463        42%        n/a
    (0.49)      $26.17      3.53%    0.84%       1.79%          0.04%        $109,576        29%        n/a
    (0.54)      $33.62     13.01%    0.81%(d)    3.20%(d)        --          $197,402       19%     $0.0474
    (1.50)      $30.26     16.88%    0.82%       3.50%           --          $172,767        32%    $0.0352
    (0.96)      $27.25     29.26%    0.82%       3.85%           --          $141,892        17%        n/a
    (0.87)      $21.93     (1.82%)   0.84%       3.91%           --          $115,399        50%        n/a
    (0.80)      $23.21     10.85%    0.82%       3.29%           --          $135,618        10%        n/a
    (0.11)      $40.83     23.77%    1.06%(d)    0.50%(d)        --          $  5,097         5%    $0.0538
    (1.89)      $33.96     16.43%    1.08%       0.95%           --          $  4,285        28%    $0.0452
    (3.46)      $30.81     30.40%    1.11%       1.08%          0.05%        $  3,777        37%        n/a
    (0.40)      $26.31      2.08%    1.13%       1.27%          0.04%        $  3,212        42%        n/a
    (0.43)      $26.16      3.25%    1.10%       1.54%          0.04%        $  3,961        29%        n/a
    (0.18)      $33.61      3.62%    1.08%(d)    2.48%(d)        --          $     48        19%    $0.0474
-------------------------------------------------------------------------------------------------------------

 Financial Highlights
INCOME FUNDS
(For a share outstanding throughout the period)

                                                                                                         DISTRIBUTIONS TO
                                                                                        DISTRIBUTIONS TO   SHAREHOLDERS
                          NET ASSET                            NET REALIZED               SHAREHOLDERS       FROM NET
                           VALUE,                NET          AND UNREALIZED TOTAL FROM     FROM NET      REALIZED GAIN
     YEAR ENDED           BEGINNING           INVESTMENT      GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT
     DECEMBER,            OF PERIOD             INCOME         INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR OHIO TAX-FREE FUND
1997(a)               $             21.49                0.51     (0.08)        0.43         (0.51)              --
1996                  $             21.77                1.01     (0.28)        0.73         (1.01)              --
1995                  $             20.50                1.01      1.27         2.28         (1.01)              --
1994                  $             22.04                0.99     (1.55)       (0.56)        (0.98)              --
1993                  $             21.31                0.96      0.73         1.69         (0.96)              --
THE MONITOR FIXED INCOME FUND
1997(a)               $             20.94                0.65     (0.15)        0.50         (0.65)              --
1996                  $             21.78                1.35      0.84         0.51         (1.35)              --
1995                  $             19.69                1.34      2.09         3.43         (1.34)              --
1994                  $             22.03                1.28     (2.28)       (1.00)        (1.34)              --
1993                  $             21.32                1.28      0.88         2.16         (1.39)           (0.06)
THE MONITOR MORTGAGE SECURITIES FUND
1997(a)(f)            $              8.06                0.26      0.01         0.27         (0.26)              --
1996(f)               $              8.09                0.55     (0.04)        0.51         (0.54)              --
1995(f)               $              6.69                0.55      1.46         2.01         (0.55)              --
1994(f)               $              9.93                0.89     (3.19)       (2.30)        (0.93)              --
1993(f)               $             10.27                1.50     (0.28)        1.22         (1.46)           (0.10)
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
1997(a)               $             19.96                0.59     (0.11)        0.48         (0.58)              --
1996                  $             20.35                1.17     (0.37)        0.80         (1.19)              --
1995                  $             19.14                1.18      1.21         2.39         (1.18)              --
1994                  $             20.57                1.13     (1.33)       (0.20)        (1.23)              --
1993                  $             20.63                1.19      0.31         1.50         (1.31)           (0.25)
INVESTMENT SHARES
THE MONITOR OHIO TAX-FREE FUND
1997(a)               $             21.48                0.49     (0.07)        0.42         (0.49)              --
1996                  $             21.77                0.96     (0.29)        0.67         (0.96)              --
1995                  $             20.50                0.96      1.27         2.23         (0.96)              --
1994                  $             22.04                0.94     (1.56)       (0.62)        (0.92)              --
1993                  $             21.31                0.90      0.73         1.63         (0.90)              --
THE MONITOR FIXED INCOME FUND
1997(a)               $             20.95                0.63     (0.15)        0.49         (0.63)              --
1996                  $             21.78                1.31     (0.84)        0.47         (1.30)              --
1995                  $             19.70                1.29      2.09         3.38         (1.30)              --
1994                  $             22.04                1.23     (2.29)       (1.06)        (1.28)              --
1993                  $             21.32                1.19      0.92         2.11         (1.33)           (0.06)
THE MONITOR MORTGAGE SECURITIES FUND
1997(a)(f)            $              8.08                0.25      0.01         0.26         (0.25)              --
1996(f)               $              8.12                0.53     (0.04)        0.49         (0.53)              --
1995(f)               $              6.70                0.55      1.46         2.01         (0.55)              --
1994(f)               $              9.94                0.87     (3.19)       (2.32)        (0.91)              --
1993(f)               $             10.27                1.47     (0.27)        1.20         (1.43)           (0.10)
-------------------------------------------------------------------------------------------------------------------------
                     DISTRIBUTIONS
                       IN EXCESS
                        OF NET
     YEAR ENDED       INVESTMENT
     DECEMBER,         INCOME(B)
-------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR OHIO TAX-FREE FUND
1997(a)                     --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR FIXED INCOME FUND
1997(a)                     --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR MORTGAGE SECURITIES FUND
1997(a)(f)                  --
1996(f)                     --
1995(f)                  (0.06)
1994(f)                  (0.01)
1993(f)                     --
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
1997(a)                     --
1996                        --
1995                        --
1994                        --
1993                        --
INVESTMENT SHARES
THE MONITOR OHIO TAX-FREE FUND
1997(a)                     --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR FIXED INCOME FUND
1997(a)                     --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR MORTGAGE SECURITIES FUND
1997(a)(f)                  --
1996(f)                     --
1995(f)                  (0.04)
1994(f)                  (0.01)
1993(f)                     --
-------------------------------------------------------------------------------------------------------------------------

(a)Six months ended June 30, 1996 (unaudited).
(b) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.
(c)Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(d)This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(e)Computed on an annualized basis.
(f) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(See Notes which are an integral part of the Financial Statements)

                                           RATIO TO AVERAGE NET ASSETS
                                       ----------------------------------------
                  NET ASSET                                                     NET ASSETS,
                    VALUE                            NET        EXPENSE WAIVER    END OF    PORTFOLIO
      TOTAL        END OF     TOTAL               INVESTMENT      REDUCTION/    PERIOD (000 TURNOVER
  DISTRIBUTIONS    PERIOD   RETURN(C)  EXPENSES     INCOME     REIMBURSEMENT(D)  OMITTED)     RATE
-----------------------------------------------------------------------------------------------------
      (0.51)       $21.41      2.03%     0.75%(e)    4.77%(e)          --        $ 63,230       10%
      (1.01)       $21.49      3.48%     0.77%       4.72%             --        $ 64,799       13%
      (1.01)       $21.77     11.35%     0.78%       4.74%           0.08%       $ 59,869       13%
      (0.98)       $20.50     (2.57%)    0.77%       4.68%           0.04%       $ 56,469       12%
      (0.96)       $22.04      8.08%     0.82%       4.39%           0.04%       $ 59,541        2%
      (0.65)       $20.79      2.46%     0.71%(e)    6.39%(e)          --        $145,999      113%
      (1.35)       $20.94      2.56%     0.74%       6.39%             --        $144,038       20%
      (1.34)       $21.78     17.95%     0.77%       6.41%           0.05%       $141,423       20%
      (1.34)       $19.69     (4.62%)    0.75%       6.26%           0.04%       $119,117       23%
      (1.45)       $22.03     10.32%     0.74%       5.87%           0.04%       $112,103        7%
      (0.26)       $ 8.07      3.39%     0.70%(e)    6.54%(e)        0.20%(e)    $ 39,689       55%
      (0.54)       $ 8.06      6.56%     0.95%       6.86%           0.00%       $ 39,566      122%
      (0.61)       $ 8.09     31.10%     0.49%       7.29%           0.63%       $ 52,667      194%
      (0.94)       $ 6.69    (24.59%)    0.88%      11.16%           0.12%       $ 54,164       91%
      (1.56)       $ 9.93     12.10%     0.78%      14.20%           0.04%       $ 90,461      154%
      (0.58)       $19.86      2.45%     0.70%(e)    5.99%(e)          --        $122,804      152%
      (1.19)       $19.96      4.08%     0.72%       5.83%             --        $125,514       44%
      (1.18)       $20.35     12.81%     0.74%       5.93%             --        $133,951       40%
      (1.23)       $19.14     (0.98%)    0.72%       5.76%             --        $125,112       38%
      (1.56)       $20.57      7.43%     0.71%       5.70%             --        $123,897       24%
      (0.49)       $21.48      1.96%     1.00%(e)    4.52%(e)          --        $  1,681       10%
      (0.96)       $21.48      3.20%     1.02%       4.47%             --        $  1,900       13%
      (0.96)       $21.77     11.10%     1.03%       4.49%           0.08%       $  2,163       13%
      (0.92)       $20.50     (2.83%)    1.02%       4.43%           0.04%       $  2,307       12%
      (0.90)       $22.04      7.78%     1.07%       4.13%           0.04%       $  2,838        2%
      (0.63)       $20.80      2.35%      .96%(e)    6.14%(e)          --        $  1,704      113%
      (1.30)       $20.95      2.32%     0.99%       6.14%             --        $  1,851       20%
      (1.30)       $21.78     17.63%     1.02%       6.17%           0.05%       $  2,176       20%
      (1.28)       $19.70     (4.88%)    1.00%       6.01%           0.04%       $  1,958       23%
      (1.39)       $22.04     10.07%     0.99%       5.61%           0.04%       $  2,563        7%
      (0.25)       $ 8.09      3.30%     0.95%(e)    6.29%(e)        0.20%(e)    $  1,276       55%
      (0.53)       $ 8.12      6.25%     1.46%       6.57%             --        $  1,666      122%
      (0.59)       $ 8.12     31.13%     0.76%       7.40%           0.73%       $  2,008      194%
      (0.92)       $ 6.70    (24.72%)    1.13%      10.91%           0.37%       $  4,259       91%
      (1.53)       $ 9.94     11.94%     1.03%      13.95%           0.29%       $  8,533      154%
-----------------------------------------------------------------------------------------------------

 Combined Notes to Financial Statements
JUNE 30, 1997

(1) ORGANIZATION

The Monitor Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven diversified and two non-diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"). The following Funds comprise the Trust:

 The Monitor Money Market Fund ("Money Market") The Monitor Ohio Municipal Money Market Fund ("Ohio Municipal Money Market")* The Monitor U.S. Treasury Money Market Fund ("U.S. Treasury Money Market") The Monitor Growth Fund ("Growth") The Monitor Income Equity Fund ("Income Equity") The Monitor Ohio Tax-Free Fund ("Ohio Tax-Free")* The Monitor Fixed Income Securities Fund ("Fixed Income") The Monitor Mortgage Securities Fund
  ("Mortgage Securities") The Monitor Short/Intermediate Fixed Income Securities Fund ("Short/Intermediate Fixed Income") *non-diversified portfolio

The Funds each offer two classes of shares ("Trust Shares" and "Investment Shares"). Investment Shares are identical in all respects to Trust Shares, except that Investment Shares are sold pursuant to distribution plans (the "Plans") adopted in accordance with Rule 12b-1 under the Act. The objectives of the Funds can be found in the current prospectus.

The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund and to the class in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Financial Statements. The actual results could differ from those estimates.

A. INVESTMENT VALUATIONS

Securities of the money market funds (Money Market, Ohio Municipal Money Market and U.S. Treasury Money Market) are valued using amortized cost, which approximates market value. The Trust's use of the amortized cost method to value the money market funds' portfolio securities is conditioned on their compliance with Rule 2a-7 under the Act.

Equity securities held by the Growth and Income Equity which are listed on the New York Stock Exchange or other national securities exchanges are valued at the last sale price or, if there has been no sale on that day, at the mean between bid and asked prices. Unlisted equity securities are valued at the latest bid prices. Bonds and other fixed income securities held by all the Funds (other than the Mortgage Securities) which may trade on a national securities exchange and/or over the counter are valued at the last sale price on that day, if available; otherwise, they are valued by an independent pricing service that takes into consideration yield, stability, risk, credit quality, coupon, maturity, type of issue, trading characteristics, special circumstances of security or trading market, and any other factors or market data the independent pricing service deems relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

U.S. Government obligations held by the Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Portfolio securities for which market quotations are not readily available are valued on the basis of quotations provided by dealers in such securities.

Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, it's the policy of the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). For stripped mortgage backed securities, Mortgage Securities uses the constant yield method for income recognition purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the tax nature of distributions. As of December 31, 1996, $87,528 and $24,087 of undistributed net investment income and accumulated net realized gain (loss) on investments, respectively, have been reclassified from paid-in-capital in the Mortgage Securities Fund. In addition, $220,472 has been reclassified from accumulated net realized gain (loss) on investments to undistributed net investment income. Net investment income, net realized loss, and net assets were not affected by this change.

D. FEDERAL TAXES

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At December 31, 1996, Ohio Tax-Free, Income Equity, Fixed Income, Mortgage Securities, and Short/Intermediate Fixed Income, for federal tax purposes, had capital loss carryforwards, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

                                     1994          1995          1996
                                 CARRYFORWARDS CARRYFORWARDS CARRYFORWARDS
                                 TO EXPIRE IN  TO EXPIRE IN  TO EXPIRE IN
                                     2002          2003          2004
--------------------------------------------------------------------------
Ohio Tax-Free                     $       --    $    5,772     $      --
Fixed Income                         805,002       420,034            --
Mortgage Securities               10,747,726    10,945,577     2,321,082
Short/Intermediate Fixed Income      120,517       256,995            --
--------------------------------------------------------------------------

E. DOLLAR ROLL TRANSACTIONS

Mortgage Securities may enter into mortgage "dollar rolls" in which it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. These amounts are included in interest income. The Fund maintains a segregated account, the dollar value of which meets or exceeds its obligations with respect to dollar rolls.

F. OTHER

Investment transactions are accounted for on the trade date.

G. STATEMENT OF CASH FLOWS

A Statement of Cash Flows is presented for Mortgage Securities due to its participation in dollar roll transactions, which are considered to be financing transactions. This statement presents information on financial transactions which have been settled through the receipt or disbursement of cash. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at June 30, 1997.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Huntington Trust Company, N.A., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee for each of the Funds at the following annual rates:
Money Market and Ohio Municipal Money Market: 0.30% of the first $500 million of average daily net assets of each Fund, 0.25% of the next $500 million, and 0.20% of any amount over $1 billion; U.S. Treasury Money Market: 0.20% of the Fund's average daily net assets; Growth and Income Equity: 0.60% of each Fund's average daily net assets; and Ohio Tax-Free, Fixed Income, Mortgage Securities and Short/Intermediate Fixed Income: 0.50% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--The Adviser has entered into a sub-advisory agreement with Piper Capital Management, Inc. (the "Sub-adviser"), pursuant to which the Sub-adviser assists the Adviser in the purchase, sale and exchange of the portfolio investments for the Mortgage Securities. The Sub-adviser receives from the Adviser an annual fee equal to 0.15% of the Fund's average daily net assets.

ADMINISTRATION FEE--Commencing January 11, 1996, SEI Fund Resources ("SFR") serves as administrator to each Fund under an Administration Agreement. SFR is entitled to receive an annual fee of .11% of each Fund's average net assets, paid monthly, for services performed under the Administration Agreement. SFR has entered into an agreement with The Huntington National Bank ("Huntington") pursuant to which Huntington provides certain administrative services to the Funds. Effective January 11, 1996, SEI Investment Distribution Co. ("SIDCO") acts as the Fund's Distributor pursuant to a distribution agreement.

DISTRIBUTION PLAN--Each Fund offering Investment Shares has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Act. Growth, Ohio Tax-Free, Fixed Income, Money Market, and Ohio Municipal Money Market reimbursed SIDCO, the Funds' principal distributor, from the net assets of the respective Fund for fees SIDCO paid which relate to distribution and administrative services with regard to the respective Fund's Investment Shares, if any. Mortgage Securities and U.S. Treasury Money Market, have adopted a separate Plan, which provides that Mortgage Securities and U.S. Treasury Money Market pay SIDCO to finance any activity which is principally intended to result in the sale of their Investment Shares subject to their Plan. The Plans provide that all of the Funds may incur distribution expenses of up to 0.25% (except for Mortgage Securities, which may incur up to 0.50%) of average daily net assets of each Fund's Investment Shares, on an annual basis, to reimburse or compensate, as the case may be, SIDCO. Money Market, Ohio Municipal Money Market, and U.S. Treasury Money Market incurred fees of 0.10%.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES-- Commencing January 11, 1996, SFR serves as transfer and dividend disbursing agent for the Funds for which it received a fee. The fee was based on the size, type and number of accounts and transactions made by shareholders.

Huntington provides certain accounting and recordkeeping services with respect to the Funds' portfolios of investments, with the exception of Mortgage Securities, for which American Data Services, Inc. ("ADS") provided these services. Huntington receives an annual fee based on the level of each Fund's average daily net assets, with the exception of the Mortgage Securities Fund.

Huntington is the custodian of the Funds' investments and other assets for which it receives a fee. The fee is based on the level of each Fund's average daily net assets.

For the six month period ended June 30, 1997, certain Officers of the Trust were Officers of SFR and SIDCO. Such Officers receive no compensation from the Trust.

(4) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997 were as follows:

            INVESTMENT SECURITIES
            ---------------------
                         INCOME        OHIO
             GROWTH      EQUITY      TAX-FREE
-----------------------------------------------
Purchases  $10,105,310 $12,429,051  $6,173,660
Sales      $13,769,513  $6,658,001  $6,458,252
-----------------------------------------------
                                      SHORT/
                                   INTERMEDIATE
              FIXED     MORTGAGE      FIXED
             INCOME    SECURITIES     INCOME
-----------------------------------------------
Purchases  $16,752,024          -- $16,164,078
Sales      $ 3,656,040          -- $11,938,545
-----------------------------------------------

          U.S. GOVERNMENT OBLIGATIONS
          ---------------------------
                          INCOME        OHIO
              GROWTH      EQUITY      TAX-FREE
------------------------------------------------
Purchases            -- $11,109,241           --
Sales                -- $11,079,972           --
------------------------------------------------
                                       SHORT/
                                    INTERMEDIATE
              FIXED      MORTGAGE      FIXED
              INCOME    SECURITIES     INCOME
------------------------------------------------
Purchases  $146,738,047 $11,221,536 $165,695,000
Sales      $155,295,133 $12,732,140 $169,978,359
------------------------------------------------

(5) INVESTMENT CONCENTRATION

Ohio Tax-Free and Ohio Municipal Money Market invest a substantial portion of their assets in obligations and notes issued by the State of Ohio, political subdivisions thereof, and agencies, instrumentalities, authorities of districts of both the State and its political subdivisions. It is the Fund's policy that such issues must have been rated A or better by Moody's Investors Service, Inc. or by Standard & Poor's Ratings Group, for Ohio Tax-Free, or A-2, P-2 for Ohio Municipal Money Market or, if not rated, of equivalent quality as determined by the Funds' investment adviser.

If there should be a default or other financial crisis relating to the State of Ohio, an Ohio municipality or an agency or instrumentality of the State or the municipality, the market value and marketability of the Ohio municipal bonds in Ohio Municipal Money Market and Ohio Tax-Free's portfolios and the interest income to the two Funds could be adversely affected.

   Trustees                             Officers
David S. Schoedinger        David G. Lee
John M. Shary                President and Chief Executive Officer
William R. Wise             Robert DellaCroce
                             Controller, Treasurer and Chief Financial Officer
                            Kathryn L. Stanton
                             Vice President and Secretary
                            Marc H. Cahn
                             Vice President and Assistant Secretary
                            Todd Cipperman
                             Vice President and Assistant Secretary
                            Barbara A. Nugent
                             Vice President and Assistant Secretary
                            Kevin P. Robins
                             Vice President and Assistant Secretary
                            Bradley J. Schram
                             Assistant Secretary








  MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

  This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

[LOGO OF MONITOR FUNDS
    APPEARS HERE]
THE HUNTINGTON
NATIONAL BANK,
a subsidiary of
Huntington Bancshares
Incorporated, is the
Investment Adviser,
Custodian, and
Recordkeeper of
The Monitor Funds.
SEI Investments
Distribution Co. is
the Distributor and is
not affiliated with The
Huntington National Bank.


                     [LOGO OF MONITOR FUNDS APPEARS HERE]

                                 (800)253-0412